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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

                            RUSSELL INVESTMENT FUNDS
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                       GREG J. LYONS, ASSISTANT SECRETARY
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406

                  ---------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  253-572-9500

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  July 1, 2005 -- September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

                                                        RUSSELL INVESTMENT FUNDS



2005 QUARTERLY REPORT


MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-U.S. FUND

REAL ESTATE SECURITIES FUND

CORE BOND FUND



SEPTEMBER 30, 2005



                                                            [FRANK RUSSELL LOGO]

Russell Investment Funds

Russell Investment Funds
is a series investment company
with five different investment
portfolios referred to as Funds. This
Quarterly Report reports on all five
of the Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                            Russell Investment Funds

                                Quarterly Report

                         September 30, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Multi-Style Equity Fund..............................................         3

Aggressive Equity Fund...............................................         8

Non-U.S. Fund........................................................        19

Real Estate Securities Fund..........................................        33

Core Bond Fund.......................................................        35

Notes to Schedules of Investments....................................        45

Notes to Quarterly Report............................................        46

Shareholder Requests for Additional Information......................        53

Russell Investment Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Russell Investment Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges and expenses, and the applicable variable insurance policy Prospectus. The Prospectus should be read carefully before an investment is made. Russell Fund Distributors, Inc. is the distributor of Russell Investment Funds.

                                  [Blank Page]

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.9%
Auto and Transportation - 2.4%
Burlington Northern Santa Fe Corp.                      9,010             539
CH Robinson Worldwide, Inc.                             6,760             433
CSX Corp.                                              47,650           2,215
Laidlaw International, Inc.                             4,300             104
Norfolk Southern Corp.                                 61,700           2,503
Southwest Airlines Co.                                 22,500             334
TRW Automotive Holdings Corp. (AE)(N)                   2,400              70
Union Pacific Corp.                                     3,800             272
United Parcel Service, Inc. Class B                    23,000           1,590
                                                                 ------------
                                                                        8,060
                                                                 ------------

Consumer Discretionary - 13.9%
Adesa, Inc.                                             2,100              46
AnnTaylor Stores Corp. (AE)(N)                         20,400             542
Apollo Group, Inc. Class A (AE)                        10,400             690
aQuantive, Inc. (AE)(N)                                15,600             314
Arbitron, Inc. (N)                                      1,000              40
Bed Bath & Beyond, Inc. (AE)                           22,000             884
Best Buy Co., Inc.                                     24,545           1,068
Black & Decker Corp.                                      500              41
Carnival Corp.                                          6,600             330
Cendant Corp.                                         107,050           2,210
Chico's FAS, Inc. (AE)                                 11,860             436
Circuit City Stores, Inc.                               4,700              81
Coach, Inc. (AE)                                       16,500             517
Convergys Corp. (AE)                                    3,000              43
eBay, Inc. (AE)                                        44,800           1,846
Electronic Arts, Inc. (AE)                             30,030           1,708
Estee Lauder Cos., Inc. (The) Class A                  17,500             610
Fisher Scientific International, Inc. (AE)             14,100             875
Gillette Co. (The)                                     42,600           2,479
Google, Inc. Class A (AE)                              10,640           3,367
Harrah's Entertainment, Inc.                            8,900             580
Hasbro, Inc.                                           18,000             354
Hewitt Associates, Inc. Class A (AE)(N)                29,600             807
Jack in the Box, Inc. (AE)                              1,300              39
JC Penney Co., Inc.                                    32,100           1,522
Kimberly-Clark Corp.                                   12,000             714
Knight-Ridder, Inc.                                     2,900             170
Kohl's Corp. (AE)                                      37,100           1,862
Limited Brands, Inc.                                   34,700             709
Lowe's Cos., Inc.                                      10,100             650
McDonald's Corp.                                      117,800           3,945
MGM Mirage (AE)                                        17,520             767
Newell Rubbermaid, Inc.                                24,000             544
News Corp. Class A                                     14,700             229
Nike, Inc. Class B                                     10,800             882
Nordstrom, Inc.                                        19,490             669

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Office Depot, Inc. (AE)                                25,800             766
Omnicom Group                                          12,100           1,012
PHH Corp. (AE)                                          4,800             132
Royal Caribbean Cruises, Ltd. (N)                      20,000             864
RR Donnelley & Sons Co.                                38,621           1,432
Sabre Holdings Corp. Class A                           22,300             452
Scientific Games Corp. Class A (AE)(N)                 13,800             428
Sears Holdings Corp. (AE)                               8,850           1,101
Sirius Satellite Radio, Inc. (AE)(N)                   77,840             510
Starbucks Corp. (AE)                                    8,970             449
Starwood Hotels & Resorts Worldwide, Inc. (o)          20,400           1,166
Time Warner, Inc.                                      28,800             522
Urban Outfitters, Inc. (AE)(N)                         13,800             406
VeriSign, Inc. (AE)                                    15,100             323
VF Corp.                                                  900              52
Viacom, Inc. Class B                                   11,682             386
Wal-Mart Stores, Inc.                                  25,600           1,122
Walt Disney Co.                                        24,400             589
Waste Management, Inc.                                 26,700             764
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             12,700             456
Yahoo!, Inc. (AE)                                      46,000           1,557
                                                                 ------------
                                                                       47,059
                                                                 ------------

Consumer Staples - 7.9%
Altria Group, Inc.                                     55,200           4,069
Coca-Cola Co. (The)                                    26,500           1,144
Coca-Cola Enterprises, Inc.                             8,500             166
Colgate-Palmolive Co.                                  54,100           2,856
CVS Corp.                                              68,900           1,999
General Mills, Inc.                                    15,900             766
Hershey Foods Corp.                                     2,800             158
HJ Heinz Co.                                           23,400             855
Kellogg Co.                                            20,000             923
Molson Coors Brewing Co. Class B                       10,600             678
PepsiCo, Inc.                                         102,800           5,830
Procter & Gamble Co.                                   90,050           5,354
UST, Inc.                                               3,600             151
Walgreen Co.                                           10,600             461
Whole Foods Market, Inc.                                6,130             824
WM Wrigley Jr Co.                                       6,000             431
                                                                 ------------
                                                                       26,665
                                                                 ------------

                                                      Multi-Style Equity Fund  3

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financial Services - 15.3%
AG Edwards, Inc.                                       12,300             539
Allmerica Financial Corp. (AE)                          1,700              70
American Express Co.                                   54,720           3,143
American International Group, Inc.                     54,350           3,367
AmSouth Bancorporation                                 13,800             349
Aon Corp.                                               5,900             189
Apollo Investment Corp. (N)                             1,200              24
Archstone-Smith Trust (o)                               7,000             279
Automatic Data Processing, Inc.                        10,400             448
Bank of America Corp.                                 119,891           5,047
Bank of New York Co., Inc. (The)                       84,300           2,479
BB&T Corp.                                              6,300             246
Camden Property Trust (o)                               2,700             150
Capital One Financial Corp.                             8,900             708
CBL & Associates Properties, Inc. (o)                     800              33
CharterMac (N)                                          1,400              29
Chicago Mercantile Exchange                             1,420             479
Chubb Corp.                                             9,700             869
Cigna Corp.                                             3,600             424
Citigroup, Inc.                                        98,450           4,481
CNA Financial Corp. (AE)                                1,700              51
Comerica, Inc.                                          6,200             365
Commerce Bancorp, Inc. (N)                             12,300             377
Commerce Bancshares, Inc.                               5,200             268
Conseco, Inc. (AE)                                      5,100             108
Countrywide Financial Corp.                             5,700             188
Cullen/Frost Bankers, Inc.                              7,400             365
Dow Jones & Co., Inc.                                  13,900             531
Equity Office Properties Trust (o)                      8,600             281
Equity Residential (o)                                  9,300             352
Federal Realty Investors Trust (o)                        500              30
Federated Investors, Inc. Class B                      19,900             661
First American Corp.                                    3,200             146
Friedman Billings Ramsey Group, Inc. Class A
   (N)(o)                                               5,600              57
Fulton Financial Corp. (N)                              1,800              30
Goldman Sachs Group, Inc.                              17,100           2,079
Hartford Financial Services Group, Inc.                16,000           1,235
HCC Insurance Holdings, Inc.                            3,700             106
Host Marriott Corp. (o)                                 3,700              62
Huntington Bancshares, Inc.                            31,600             710
Jefferson-Pilot Corp.                                  13,600             696
Jones Lang LaSalle, Inc. (N)                            1,600              74
JPMorgan Chase & Co.                                  133,350           4,525
KeyCorp                                                 4,300             139
Kimco Realty Corp. (o)                                  6,700             210
Lincoln National Corp.                                 23,000           1,196
Marshall & Ilsley Corp.                                 3,400             148
MBNA Corp.                                             21,450             528
Metlife, Inc.                                           7,700             384

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley                                         27,600           1,489
National City Corp.                                     9,200             308
Nationwide Financial Services, Inc. Class A             1,900              76
New Plan Excel Realty Trust (N)(o)                      2,100              48
North Fork BanCorporation, Inc.                        14,100             360
Paychex, Inc.                                          26,300             975
Plum Creek Timber Co., Inc. (o)                         4,100             155
PNC Financial Services Group, Inc.                     10,700             621
Principal Financial Group, Inc.                         8,200             388
Protective Life Corp.                                   1,400              58
Prudential Financial, Inc.                              9,370             633
Raymond James Financial, Inc.                           2,000              64
Reinsurance Group of America, Inc. (N)                    600              27
Ryder System, Inc.                                      3,000             103
Simon Property Group, Inc. (o)                          1,800             133
SL Green Realty Corp. (N)(o)                              500              34
South Financial Group, Inc. (The)                      13,300             357
St. Paul Travelers Cos., Inc. (The)                    62,061           2,785
Stancorp Financial Group, Inc.                            700              59
SunTrust Banks, Inc.                                   16,800           1,167
T Rowe Price Group, Inc.                                9,090             594
Thornburg Mortgage, Inc. (N)(o)                         1,100              28
UnionBanCal Corp.                                       1,000              70
W Holding Co., Inc. (N)                                 2,300              22
Wachovia Corp.                                         17,600             838
Washington Mutual, Inc.                                 9,800             384
Webster Financial Corp.                                   600              27
Wells Fargo & Co.                                      11,400             668
WR Berkley Corp.                                        1,600              63
                                                                 ------------
                                                                       51,789
                                                                 ------------

Health Care - 14.4%
Abbott Laboratories                                    27,400           1,162
Aetna, Inc.                                             3,400             293
Amgen, Inc. (AE)                                       67,890           5,409
Bausch & Lomb, Inc.                                     5,100             412
Bio-Rad Laboratories, Inc. Class A (AE)(N)                500              28
Cardinal Health, Inc.                                  20,400           1,294
Caremark Rx, Inc. (AE)                                 45,640           2,279
DaVita, Inc. (AE)                                       9,000             415
Eli Lilly & Co.                                        75,650           4,049
Genentech, Inc. (AE)                                   37,810           3,184
Gilead Sciences, Inc. (AE)                             22,720           1,108

 4  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hospira, Inc. (AE)                                      1,500              61
Human Genome Sciences, Inc. (AE)(N)                    48,000             652
Humana, Inc. (AE)                                       7,000             335
Johnson & Johnson                                     102,530           6,488
Kinetic Concepts, Inc. (AE)                             7,300             415
McKesson Corp.                                         18,900             897
Medco Health Solutions, Inc. (AE)                      16,800             921
Medtronic, Inc.                                        40,800           2,188
Merck & Co., Inc.                                       3,800             103
Novartis AG - ADR                                      39,950           2,037
Omnicare, Inc.                                          5,200             292
Pfizer, Inc.                                          143,400           3,581
Protein Design Labs, Inc. (AE)(N)                      19,300             540
Sanofi-Aventis - ADR                                   36,488           1,516
Sepracor, Inc. (AE)(N)                                  7,510             443
St. Jude Medical, Inc. (AE)                            23,980           1,122
Stryker Corp.                                          30,100           1,488
UnitedHealth Group, Inc.                               23,860           1,341
Valeant Pharmaceuticals International                  10,500             211
WellPoint, Inc. (AE)                                   33,080           2,508
Wyeth                                                  36,900           1,707
Zimmer Holdings, Inc. (AE)                              3,700             255
                                                                 ------------
                                                                       48,734
                                                                 ------------

Integrated Oils - 5.4%
Chevron Corp.                                          44,900           2,906
ConocoPhillips                                         48,700           3,404
Exxon Mobil Corp.                                      86,100           5,471
Marathon Oil Corp.                                     37,052           2,554
Occidental Petroleum Corp.                             34,800           2,973
Suncor Energy, Inc.                                    14,400             872
                                                                 ------------
                                                                       18,180
                                                                 ------------

Materials and Processing - 4.0%
Albany International Corp. Class A (N)                    600              22
Alcoa, Inc.                                            26,800             655
Ashland, Inc.                                           1,400              77
Avery Dennison Corp.                                   13,300             697
BASF AG - ADR                                          19,500           1,470
Bemis Co.                                              27,600             682
Bowater, Inc.                                          22,400             633
Cabot Corp.                                            11,300             373
Celanese Corp.                                          3,500              60
Cemex SA de CV - ADR                                    9,300             486
Ceradyne, Inc. (AE)(N)                                  9,800             360
Cia Vale do Rio Doce Class A                            9,260             406
Dow Chemical Co. (The)                                 23,800             992
Eastman Chemical Co.                                    5,900             277
EI Du Pont de Nemours & Co.                            18,600             729
Engelhard Corp.                                        17,100             477
Georgia-Pacific Corp.                                   7,100             242

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gold Kist, Inc. (AE)(N)                                 1,000              20
Harsco Corp.                                            1,500              98
International Paper Co.                                24,500             730
Lafarge North America, Inc.                             1,200              81
Martin Marietta Materials, Inc.                         1,300             102
MeadWestvaco Corp.                                     20,000             552
Monsanto Co.                                            8,900             559
Nucor Corp.                                            11,100             655
Owens-Illinois, Inc. (AE)                               2,600              54
Packaging Corp. of America                             19,600             380
Panacos Pharmaceuticals, Inc. (AE)(N)                  23,900             233
Praxair, Inc.                                             500              24
Rohm & Haas Co.                                        14,300             588
Valspar Corp.                                          23,000             514
Vulcan Materials Co.                                    2,900             215
Weyerhaeuser Co.                                        4,400             303
                                                                 ------------
                                                                       13,746
                                                                 ------------

Miscellaneous - 4.9%
3M Co.                                                 18,300           1,343
Fortune Brands, Inc.                                    4,480             364
General Electric Co.                                  283,260           9,537
Hillenbrand Industries, Inc.                            8,800             414
Honeywell International, Inc.                          69,900           2,621
ITT Industries, Inc.                                    7,100             807
Johnson Controls, Inc.                                  6,300             391
Textron, Inc.                                           2,400             172
Tyco International, Ltd.                               30,900             861
                                                                 ------------
                                                                       16,510
                                                                 ------------

Other Energy - 3.8%
Anadarko Petroleum Corp.                                2,500             239
Apache Corp.                                           15,800           1,189
Baker Hughes, Inc.                                      5,400             322
EOG Resources, Inc.                                     7,800             584
Halliburton Co.                                        70,100           4,803
National-Oilwell Varco, Inc. (AE)                       6,700             441
Newfield Exploration Co. (AE)                          13,600             668
Peabody Energy Corp.                                    7,400             624
Schlumberger, Ltd.                                     25,700           2,169
Sunoco, Inc.                                            4,400             344
Valero Energy Corp.                                       900             102
Williams Cos., Inc.                                    20,600             516
XTO Energy, Inc.                                       17,700             802
                                                                 ------------
                                                                       12,803
                                                                 ------------

                                                      Multi-Style Equity Fund  5

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Producer Durables - 4.9%
Agilent Technologies, Inc. (AE)                         3,000              98
Applied Materials, Inc.                                85,230           1,445
Boeing Co.                                             32,030           2,176
Caterpillar, Inc.                                      24,860           1,460
Cooper Industries, Ltd. Class A                         8,300             574
Deere & Co.                                            12,200             747
Diebold, Inc.                                          11,100             382
Dover Corp.                                            18,600             759
DR Horton, Inc.                                        10,800             391
Emerson Electric Co.                                   17,300           1,242
Genlyte Group, Inc. (AE)                                1,000              48
Herman Miller, Inc.                                    10,900             330
Hubbell, Inc. Class B                                  15,400             723
Illinois Tool Works, Inc.                               9,700             799
Joy Global, Inc.                                       11,150             563
KB Home                                                 3,400             249
Koninklijke Philips Electronics NV                     31,700             846
Lennar Corp. Class A                                    4,500             269
Lexmark International, Inc. Class A (AE)                4,500             275
MDC Holdings, Inc.                                      1,000              79
Meritage Homes Corp. (AE)(N)                            1,000              77
Northrop Grumman Corp.                                  7,200             391
Pulte Homes, Inc.                                       8,200             352
Standard-Pacific Corp.                                  3,500             145
Teradyne, Inc. (AE)(N)                                 27,500             454
Thermo Electron Corp. (AE)                             29,600             915
United Technologies Corp.                              17,500             907
WCI Communities, Inc. (AE)(N)                           2,100              60
                                                                 ------------
                                                                       16,756
                                                                 ------------

Technology - 13.5%
Advanced Micro Devices, Inc. (AE)(N)                   18,500             466
Analog Devices, Inc.                                   15,180             564
Apple Computer, Inc. (AE)                              15,360             823
ATI Technologies, Inc. (AE)(N)                         19,300             269
BMC Software, Inc. (AE)                                 2,300              49
Broadcom Corp. Class A (AE)                            33,920           1,591
Computer Associates International, Inc.                    66               2
Computer Sciences Corp. (AE)                            3,900             185
Comverse Technology, Inc. (AE)                         15,780             415
Corning, Inc. (AE)                                     37,100             717
Electronic Data Systems Corp.                             800              18
Electronics for Imaging, Inc. (AE)(N)                   1,600              37
EMC Corp. (AE)                                         41,030             531
Freescale Semiconductor, Inc. Class B (AE)             11,000             259
Harris Corp.                                            4,300             180
Hewlett-Packard Co.                                    97,450           2,846
Ingram Micro, Inc. Class A (AE)                         7,300             135

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Business Machines Corp.                  47,000           3,770
Juniper Networks, Inc. (AE)                           116,110           2,762
L-3 Communications Holdings, Inc.                       6,000             474
LSI Logic Corp. (AE)                                    5,800              57
M-Systems Flash Disk Pioneers Ltd. (AE)(N)             15,100             452
Marvell Technology Group, Ltd. (AE)                    15,530             716
Maxim Integrated Products, Inc.                        55,300           2,359
Microsoft Corp.                                       410,150          10,553
Motorola, Inc.                                        162,860           3,598
National Semiconductor Corp.                           36,900             970
NCR Corp. (AE)                                          1,500              48
Nvidia Corp. (AE)(N)                                   19,000             651
Oracle Corp. (AE)                                     113,900           1,411
Palm, Inc. (AE)(N)                                      7,800             221
Qualcomm, Inc.                                         64,500           2,886
Research In Motion, Ltd. (AE)                           7,400             506
Rockwell Automation, Inc.                              16,000             846
SanDisk Corp. (AE)                                     23,950           1,156
Seagate Technology, Inc. (AE)                           2,300              --
Silicon Image, Inc. (AE)(N)                            35,100             312
Sony Corp. - ADR                                        9,110             302
Sun Microsystems, Inc. (AE)                            34,600             136
Synopsys, Inc. (AE)                                     3,000              57
Tellabs, Inc. (AE)                                      7,700              81
Texas Instruments, Inc.                                63,890           2,166
Vishay Intertechnology, Inc. (AE)                      19,700             235
                                                                 ------------
                                                                       45,812
                                                                 ------------

Utilities - 4.5%
Alltel Corp.                                            6,100             397
America Movil SA de CV Class L                         13,420             353
Avista Corp.                                            1,600              31
BellSouth Corp.                                       119,800           3,151
Centerpoint Energy, Inc. (N)                            3,300              49
Citizens Communications Co.                            44,400             602
Comcast Corp. Class A (AE)                             40,350           1,185
Duke Energy Corp.                                       4,600             134
Edison International                                    3,400             161
Entergy Corp.                                          22,050           1,639
Exelon Corp.                                            4,600             246
FirstEnergy Corp.                                       2,100             109
KeySpan Corp.                                           4,500             165
Kinder Morgan, Inc.                                     4,500             433
Northeast Utilities                                    24,400             487

 6  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pepco Holdings, Inc.                                    5,100             119
Progress Energy, Inc.                                   1,300              --
SBC Communications, Inc.                               50,700           1,215
Sempra Energy                                           8,500             400
Sprint Nextel Corp. (AE)                              134,150           3,190
UGI Corp.                                               1,100              31
Verizon Communications, Inc.                           31,200           1,020
Wisconsin Energy Corp.                                  1,800              72
                                                                 ------------
                                                                       15,189
                                                                 ------------

TOTAL COMMON STOCKS
(cost $283,956)                                                       321,303
                                                                 ------------
SHORT-TERM INVESTMENTS - 5.2%
Frank Russell Investment Company Money Market
   Fund                                            16,579,000          16,579
United States Treasury Bill (z)(sec.)
   3.373% due 12/08/05                                  1,100           1,091
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $17,672)                                                         17,670
                                                                 ------------

OTHER SECURITIES - 2.7%
State Street Securities Lending Quality Trust
   (X)                                              9,016,153           9,016
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $9,016)                                                           9,016
                                                                 ------------

TOTAL INVESTMENTS - 102.8%
(identified cost $310,644)                                            347,989

OTHER ASSETS AND LIABILITIES,
NET - (2.8%)                                                           (9,505)
                                                                 ------------

NET ASSETS - 100.0%                                                   338,484
                                                                 ============

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 12/05 (7)                            2,350               (7)

S&P 500 E-Mini Index
   expiration date 12/05 (78)                           4,814              (21)

S&P 500 Index
   expiration date 12/05 (6)                            1,851               16

S&P Midcap 400 Index
   expiration date 12/05 (23)                           8,288              (12)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  (24)
                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Multi-Style Equity Fund  7

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 96.7%
Auto and Transportation - 3.5%
AAR Corp. (AE)                                         18,900             325
Accuride Corp. (AE)(N)                                 11,000             152
Alaska Air Group, Inc. (AE)                             5,400             157
ArvinMeritor, Inc.                                     21,800             364
Autoliv, Inc.                                          13,700             596
CNF, Inc.                                                 700              37
Cooper Tire & Rubber Co. (N)                           13,500             206
Dynamex, Inc. (AE)                                      2,700              42
Frontier Airlines, Inc. (AE)(N)                         4,000              39
Frozen Food Express Industries (AE)(N)                  3,600              38
Genco Shipping & Trading, Ltd. (AE)                    10,600             202
Genesee & Wyoming, Inc. Class A (AE)                    9,000             285
Greenbrier Cos., Inc.                                   1,400              47
Grupo TMM SA
   Series A (AE)                                       16,200              66
HUB Group, Inc. Class A (AE)                            1,900              70
IMPCO Technologies, Inc. (AE)(N)                        3,500              21
Kansas City Southern (AE)(N)                            7,000             163
Kirby Corp. (AE)                                        7,200             356
Laidlaw International, Inc.                            33,650             813
Marten Transport, Ltd. (AE)                             1,600              40
Navistar International Corp. (AE)                       5,200             169
Old Dominion Freight Line, Inc. (AE)                    4,450             149
Oshkosh Truck Corp.                                     4,000             173
Overseas Shipholding Group, Inc.                        2,950             172
Pacer International, Inc.                               7,700             203
Polaris Industries, Inc. (N)                            1,610              80
Republic Airways Holdings, Inc. (AE)                    4,000              57
SCS Transportation, Inc. (AE)                           2,400              38
Skywest, Inc. (N)                                       5,700             153
Tidewater, Inc.                                         1,300              63
TRW Automotive Holdings Corp. (AE)                      6,800             200
Universal Truckload Services, Inc. (AE)                15,900             295
US Xpress Enterprises, Inc. Class A (AE)                4,000              47
UTI Worldwide, Inc.                                     5,300             412
Visteon Corp.                                          20,500             200
Wabtec Corp.                                           20,000             546
                                                                 ------------
                                                                        6,976
                                                                 ------------
Consumer Discretionary -17.8%
Aaron Rents, Inc.                                       1,600              34
ABM Industries, Inc.                                    3,900              81
Activision, Inc. (AE)                                  21,800             446
Adesa, Inc.                                            11,800             261
Administaff, Inc.                                      10,300             409
Advance Auto Parts, Inc. (AE)                          10,650             412
Advisory Board Co. (The) (AE)                           3,300             172
AFC Enterprises                                         7,100              82

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Alderwoods Group, Inc. (AE)                             3,800              62
Alliance Gaming Corp. (AE)(N)                          13,500             146
Ambassadors Group, Inc.                                 6,980             156
America's Car Mart, Inc. (AE)(N)                        3,600              65
American Greetings Corp. Class A                        9,130             250
Ameristar Casinos, Inc.                                 2,300              48
AMN Healthcare Services, Inc. (AE)                     22,200             343
Arbitron, Inc. (N)                                     11,000             438
Asbury Automotive Group, Inc. (AE)                      1,600              27
Atari, Inc. (AE)(N)                                    13,300              19
BJ's Restaurants, Inc. (AE)                             5,700             116
Bon-Ton Stores, Inc. (The) (N)                          9,550             185
Borders Group, Inc.                                    11,600             257
Brightpoint, Inc. (AE)                                 16,250             311
Brink's Co. (The)                                       9,900             407
Brown Shoe Co., Inc.                                    1,600              53
Burlington Coat Factory Warehouse Corp.                 2,900             110
Cato Corp. (The) Class A                               17,375             346
Central European Distribution Corp. (AE)(N)            15,200             647
Central European Media Enterprises, Ltd. Class A
   (AE)                                                 5,300             280
Central Garden and Pet Co. (AE)                         6,200             281
Charlotte Russe Holding, Inc. (AE)(N)                  10,900             145
Charming Shoppes, Inc. (AE)                            41,700             445
Choice Hotels International, Inc.                      11,320             732
ChoicePoint, Inc. (AE)                                  7,533             325
Circuit City Stores, Inc.                              59,013           1,013
CKE Restaurants, Inc. (N)                              11,100             146
Claire's Stores, Inc.                                  26,900             649
Clean Harbors, Inc. (AE)                                3,200             109
CNET Networks, Inc. (AE)                               21,500             292
Cogent, Inc. (AE)                                       7,400             176
Concorde Career Colleges, Inc. (AE)(N)                  6,083              93
Convergys Corp. (AE)                                   20,600             296
Corinthian Colleges, Inc. (AE)                         15,600             207
Corporate Executive Board Co.                           7,450             581
Corrections Corp. of America (AE)                       6,200             246
Cosi, Inc. (AE)(N)                                     14,700             144
CoStar Group, Inc. (AE)                                 5,000             234
Courier Corp.                                             600              22
Cross Country Healthcare, Inc. (AE)(N)                 13,900             258
Darden Restaurants, Inc.                                4,000             122
Dave & Buster's, Inc. (AE)(N)                          19,120             255
Deckers Outdoor Corp. (AE)(N)                           4,200             101
Dolby Laboratories, Inc. Class A (AE)                   9,400             150

 8  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dollar Thrifty Automotive Group (AE)(N)                16,900             569
Domino's Pizza, Inc. (N)                               23,900             557
Dress Barn, Inc. (AE)(N)                                2,800              64
Earthlink, Inc. (AE)                                   12,700             136
Educate, Inc. (AE)(N)                                   6,700             101
Education Management Corp. (AE)                        25,900             835
Entercom Communications Corp. (AE)                     11,100             351
Entravision Communications Corp. Class A (AE)           5,900              46
Gaylord Entertainment Co. (AE)(N)                       5,100             243
Gemstar-TV Guide International, Inc. (AE)              38,600             114
Getty Images, Inc. (AE)                                 5,900             508
Gevity HR, Inc.                                         1,700              46
Group 1 Automotive, Inc. (AE)                             600              17
GSI Commerce, Inc. (AE)(N)                              4,400              88
Guess ?, Inc. (AE)                                      5,300             114
Guitar Center, Inc. (AE)                                1,000              55
Gymboree Corp. (AE)                                    15,400             210
Handleman Co. (N)                                      10,400             131
Harris Interactive, Inc. (AE)                           3,900              17
Hartmarx Corp. (AE)(N)                                 18,150             119
Hasbro, Inc.                                           18,300             360
Hearst-Argyle Television, Inc. (N)                     22,300             573
Heidrick & Struggles International, Inc. (AE)           4,500             146
Hewitt Associates, Inc. Class A (AE)                    5,156             141
International Speedway Corp. Class A                    1,600              84
ITT Educational Services, Inc. (AE)                     1,300              64
J Jill Group, Inc. (The) (AE)(N)                        4,300              68
Jack in the Box, Inc. (AE)                              7,200             215
Jarden Corp. (AE)(N)                                    9,000             370
Jo-Ann Stores, Inc. (AE)                                6,900             119
Jos A Bank Clothiers, Inc. (AE)(N)                      8,000             346
Korn/Ferry International (AE)(N)                       11,300             185
La-Z-Boy, Inc. (N)                                      5,600              74
Labor Ready, Inc. (AE)                                  3,500              90
Lamar Advertising Co. Class A (AE)                     14,400             653
Landry's Restaurants, Inc. (N)                          2,200              64
Las Vegas Sands Corp. (AE)(N)                           1,600              53
Leapfrog Enterprises, Inc. (AE)(N)                      8,800             130
Lee Enterprises, Inc.                                   4,900             208
Life Time Fitness, Inc. (AE)(N)                        16,300             540
Lifeline Systems, Inc. (AE)                             7,300             244
Lightbridge, Inc. (AE)                                  1,000               8
Lithia Motors, Inc. Class A (N)                         1,490              43
Lone Star Steakhouse & Saloon, Inc.                    10,570             275
Luby's, Inc. (AE)(N)                                    1,400              18
Marchex, Inc. Class B (AE)                              6,700             111
MarineMax, Inc. (AE)                                    3,800              97

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Marvel Entertainment, Inc. (AE)                        10,350             185
MAXIMUS, Inc.                                           2,600              93
Men's Wearhouse, Inc. (AE)                             15,700             419
Meredith Corp.                                          3,200             160
Mohawk Industries, Inc. (AE)                            3,600             289
Monster Worldwide, Inc. (AE)                            7,400             227
Movado Group, Inc.                                      1,200              22
Movie Gallery, Inc. (N)                                 4,500              47
MPS Group, Inc. (AE)                                    8,100              96
MSC Industrial Direct Co., Inc. Class A                 2,900              96
Netease.com - ADR (AE)(N)                               3,200             288
Netratings, Inc. (AE)(N)                                2,100              32
O'Charleys, Inc. (AE)                                   4,000              57
O'Reilly Automotive, Inc. (AE)                          2,000              56
Oakley, Inc. (N)                                        7,600             132
Pantry, Inc. (The) (AE)                                 4,900             183
Pegasus Solutions, Inc. (AE)(N)                         5,000              45
Penn National Gaming, Inc. (AE)                         7,800             243
PHH Corp. (AE)                                         11,600             319
Phillips-Van Heusen Corp.                               6,100             189
Pier 1 Imports, Inc.                                    6,300              71
Polo Ralph Lauren Corp.                                 8,400             423
Pre-Paid Legal Services, Inc. (N)                      14,010             542
Prestige Brands Holdings, Inc. (AE)                    11,800             145
Providence Service Corp. (The) (AE)                    10,900             333
Radio One, Inc. Class D (AE)                           17,800             234
RadioShack Corp. (N)                                    6,600             164
RC2 Corp. (AE)                                          5,200             176
Rent-Way, Inc. (AE)(N)                                  2,400              17
Resources Connection, Inc. (AE)                        13,100             388
RH Donnelley Corp. (AE)                                 4,000             253
Rocky Shoes & Boots, Inc. (AE)(N)                         900              26
RR Donnelley & Sons Co.                                 7,590             281
Ruby Tuesday, Inc. (N)                                  4,300              94
Rush Enterprises, Inc. Class B (AE)                     2,300              35
Saks, Inc. (AE)                                         3,300              61
Scholastic Corp. (AE)                                   2,200              81
Scientific Games Corp. Class A (AE)                    11,200             347
SCP Pool Corp.                                         23,800             831
Service Corp. International                            21,600             179
ServiceMaster Co. (The)                                11,800             160
Skechers USA, Inc. Class A (AE)                         2,500              41
Sonic Automotive, Inc.                                  7,480             166
Sourcecorp, Inc. (AE)                                   1,800              39
Spherion Corp. (AE)                                     6,600              50
Stanley Furniture Co., Inc.                             1,400              37

                                                       Aggressive Equity Fund  9

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Station Casinos, Inc.                                   7,300             484
Steinway Musical Instruments, Inc. (AE)                   600              16
Steven Madden, Ltd. (AE)                                5,500             126
Stewart Enterprises, Inc. Class A                      44,400             294
Stride Rite Corp.                                       4,400              56
Tech Data Corp. (AE)                                    6,360             233
TeleTech Holdings, Inc. (AE)(N)                         6,700              67
Tempur-Pedic International, Inc. (AE)                   7,100              84
THQ, Inc. (AE)(N)                                      13,050             278
Too, Inc. (AE)                                          3,800             104
Tractor Supply Co. (AE)(N)                              1,000              46
Trans World Entertainment, Corp. (AE)                  19,160             151
True Religion Apparel, Inc. (AE)                       14,200             236
Urban Outfitters, Inc. (AE)                             6,600             194
USANA Health Sciences, Inc. (AE)(N)                     9,700             463
Valassis Communications, Inc. (AE)                      6,100             238
Ventiv Health, Inc. (AE)                                9,400             246
Water Pik Technologies, Inc. (AE)(N)                    1,870              38
Watson Wyatt & Co. Holdings                             2,000              54
WebSideStory, Inc. (AE)(N)                             12,900             229
WESCO International, Inc. (AE)                         13,200             447
West Corp. (AE)                                        12,300             460
Wet Seal, Inc. (The) Class A (AE)(N)                   15,600              70
Wilsons The Leather Experts Inc. (AE)(N)                2,100              13
Yankee Candle Co., Inc.                                 4,400             108
                                                                 ------------
                                                                       35,872
                                                                 ------------

Consumer Staples - 1.6%
Boston Beer Co., Inc. Class A (AE)                      1,200              30
Brown-Forman Corp. Class B                              4,100             244
Casey's General Stores, Inc.                            8,800             204
Chiquita Brands International, Inc. (N)                 4,000             112
Constellation Brands, Inc. Class A (AE)                 8,800             229
Flowers Foods, Inc.                                     6,800             186
Longs Drug Stores Corp.                                13,380             574
M&F Worldwide Corp. (AE)                               10,320             160
Molson Coors Brewing Co. Class B (N)                    9,600             614
Nash Finch Co.                                          2,160              91
Pathmark Stores, Inc. (AE)                              9,700             109
Pilgrim's Pride Corp.                                   2,460              90
Ralcorp Holdings, Inc.                                  5,300             222
Seaboard Corp. (N)                                        174             239
Spartan Stores, Inc. (AE)                               3,700              38
Tootsie Roll Industries, Inc.                           1,751              56
Weis Markets, Inc. (N)                                    600              24
                                                                 ------------
                                                                        3,222
                                                                 ------------

Financial Services - 19.6%
ACE Cash Express, Inc. (AE)(N)                          2,100              41
Advent Software, Inc. (AE)                             15,600             420

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Alfa Corp.                                              1,300              22
Alleghany Corp. (AE)                                      462             141
Alliance Data Systems Corp. (AE)                       23,300             912
Allmerica Financial Corp. (AE)                          7,900             325
AMB Property Corp. (o)                                  8,400             377
Amcore Financial, Inc.                                  7,400             231
American Capital Strategies, Ltd. (N)                   2,200              81
American Equity Investment Life Holding Co.             9,400             107
American Financial Group, Inc.                          6,400             217
American Home Mortgage Investment Corp. (o)(N)          8,020             243
American Physicians Capital, Inc. (AE)                  1,900              93
AmeriCredit Corp. (AE)                                 26,200             625
Annaly Mortgage Management,
   Inc. (o)(N)                                         23,700             307
Anthracite Capital, Inc. (o)(N)                        10,839             126
Apollo Investment Corp.                                11,600             230
Arden Realty, Inc. (o)                                  5,000             206
Ashford Hospitality Trust, Inc. (o)                    18,000             194
Associated Banc-Corp                                   17,815             543
Asta Funding, Inc. (N)                                  2,700              82
Bank Mutual Corp.                                       3,400              36
Bank of Hawaii Corp.                                   16,370             806
BankAtlantic Bancorp, Inc. Class A                      6,500             110
Bedford Property Investors (o)(N)                       2,200              52
Bimini Mortgage Management, Inc. Class A (o)(N)        13,800             156
BioMed Realty Trust, Inc. (o)                          14,200             352
BISYS Group, Inc. (The) (AE)                            5,000              67
BOK Financial Corp.                                     1,030              50
Brookline Bancorp, Inc. (N)                            13,600             215
Capital Automotive REIT (o)                             5,600             217
CapitalSource, Inc. (AE)                               25,400             554
Cash America International, Inc. (AE)                  12,400             257
Cathay General Bancorp                                  3,600             128
CB Richard Ellis Group, Inc. Class A (AE)              11,400             561
CBL & Associates Properties, Inc. (o)                   9,550             391
Central Pacific Financial Corp.                         4,200             148
Checkfree Corp. (AE)                                    9,620             364
CIT Group, Inc.                                         4,000             181
City Holding Co.                                        1,000              36
City National Corp.                                     9,240             648
Colonial BancGroup, Inc. (The)                         15,100             338
Commerce Group, Inc.                                    2,000             116

 10  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Commercial Net Lease Realty (o)                        18,900             378
Community Bank System, Inc.                             9,500             215
CompuCredit Corp. (AE)(N)                              13,100             582
Conseco, Inc. (AE)                                      6,900             146
Correctional Properties Trust (o)                       1,000              29
Corus Bankshares, Inc. (N)                              1,180              65
Cousins Properties, Inc. (o)                            6,300             190
Crescent Real Estate Equities Co. (o)                   7,300             150
CVB Financial Corp.                                     1,800              33
Cybersource Corp. (AE)                                 18,500             122
Diamondrock Hospitality Co. (p)                        20,800             220
Downey Financial Corp.                                  5,390             328
Duke Realty Corp. (o)                                  10,500             356
ECC Capital Corp. (o)                                  37,300             122
Education Realty Trust, Inc. (o)(N)                     2,300              38
eFunds Corp. (AE)                                       8,000             151
Encore Capital Group, Inc. (AE)(N)                      5,700             102
Entertainment Properties Trust (o)                      7,000             312
Equifax, Inc.                                           5,600             196
Equity Inns, Inc. (o)                                   3,000              41
Equity One, Inc. (o)                                   11,400             265
Euronet Worldwide, Inc. (AE)                            3,300              98
Fair Isaac Corp.                                        5,500             246
Federal Realty Investors Trust (o)                      5,300             323
FelCor Lodging Trust, Inc. (AE)(o)(N)                   6,100              92
Fidelity Bankshares, Inc. (N)                           2,100              64
Fieldstone Investment Corp. (o)                        13,100             153
First American Corp.                                    9,400             429
First Financial Bancorp. (N)                           13,000             242
First Financial Bankshares, Inc. (N)                    1,000              35
First Indiana Corp. (AE)                                1,100              37
First Marblehead Corp. (The) (N)                        1,250              32
First Niagara Financial Group, Inc.                    30,500             440
First Republic Bank                                     2,600              92
FirstFed Financial Corp. (AE)(N)                        1,700              91
FPIC Insurance Group, Inc. (AE)(N)                      1,200              43
Fremont General Corp. (N)                               2,100              46
Friedman Billings Ramsey Group, Inc. Class A
   (o)(N)                                              26,600             271
Fulton Financial Corp. (N)                              5,200              87
GATX Corp. (N)                                         12,900             510
GFI Group, Inc. (AE)(N)                                 3,400             140
Glacier Bancorp, Inc.                                   1,600              49
Global Payments, Inc.                                   7,550             587
Gold Banc Corp., Inc.                                  14,400             215
Greater Bay Bancorp (N)                                13,800             340
Hanmi Financial Corp.                                   5,700             102
Harleysville Group, Inc.                                1,000              24
HCC Insurance Holdings, Inc.                            9,250             264
Health Care Property Investors, Inc. (o)                  900              24
HealthExtras, Inc. (AE)                                22,700             485

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Highland Hospitality Corp. (o)                          2,300              24
Hospitality Properties Trust (o)                        1,900              81
HRPT Properties Trust (o)                              35,200             437
Independence Community Bank Corp.                       9,200             314
Infinity Property & Casualty Corp.                      3,900             137
Innkeepers USA Trust (o)                                6,700             104
Investment Technology Group, Inc. (AE)                  7,800             231
Investors Financial Services Corp.                     13,900             457
Jack Henry & Associates, Inc.                          19,400             376
Jameson Inns, Inc. (AE)(N)                             92,200             190
Jefferies Group, Inc.                                   6,600             287
Jermyn Investments (AE)                                 9,200             166
John H Harland Co.                                      2,200              98
Jones Lang LaSalle, Inc.                                2,800             129
KKR Financial Corp. (o)                                12,650             281
Knight Capital Group, Inc. Class A (AE)(N)             25,000             208
La Quinta Corp. (AE)(o)                                18,700             163
LandAmerica Financial Group, Inc. (N)                  14,990             969
Lexington Corporate Properties Trust (o)(N)             6,300             148
Liberty Property Trust (o)(N)                           9,100             387
LTC Properties, Inc. (o)                                2,200              47
Luminent Mortgage Capital, Inc. (o)                     4,000              30
Macatawa Bank Corp. (N)                                 4,370             149
Macerich Co. (The) (o)                                  4,900             318
Mack-Cali Realty Corp. (o)                              8,400             377
MAF Bancorp, Inc.                                       5,400             221
Markel Corp. (AE)                                       1,500             496
Marlin Business Services, Inc. (AE)(N)                  2,300              53
Meadowbrook Insurance Group, Inc. (AE)                 16,100              90
MeriStar Hospitality Corp. (AE)(o)                     16,600             152
MFA Mortgage Investments, Inc. (o)(N)                  10,400              64
Mid-America Apartment Communities, Inc. (o)             1,900              88
MoneyGram International, Inc.                           1,500              33
Nasdaq-100 Index Tracking Stock                        12,600             497
National Penn Bancshares, Inc. (N)                        787              20
Nationwide Financial Services, Inc. Class A             5,900             236
Navigators Group, Inc. (AE)                             6,000             224
New Century Financial Corp. (o)(N)                      1,300              47
Newcastle Investment Corp. (o)(N)                       8,200             229
Oak Hill Financial, Inc.                                3,900             117
OceanFirst Financial Corp. (N)                          1,703              41
Ohio Casualty Corp.                                     7,600             206

                                                      Aggressive Equity Fund  11

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Old Republic International Corp.                       10,300             275
Omega Healthcare Investors, Inc. (o)                    5,800              81
optionsXpress Holdings, Inc.                            5,400             103
Parkvale Financial Corp.                                3,757             102
Partners Trust Financial Group, Inc. (N)                2,500              29
PFF Bancorp, Inc.                                       1,500              45
Portfolio Recovery Associates, Inc. (AE)(N)            14,350             620
Primus Guaranty, Ltd. (AE)                             13,300             145
Protective Life Corp.                                   7,300             301
Provident Bankshares Corp.                              1,500              52
Provident Financial Services, Inc.                     16,550             291
PS Business Parks, Inc. (o)                             1,600              73
Quanta Capital Holdings, Ltd. (AE)(N)                  23,500             141
R&G Financial Corp. Class B (N)                         8,400             115
Raymond James Financial, Inc.                           9,600             308
Realty Income Corp. (o)(N)                              3,000              72
Rewards Network, Inc. (AE)(N)                           3,800              26
Ryder System, Inc.                                     16,300             558
Safety Insurance Group, Inc. (N)                        3,600             128
Saxon Capital, Inc. (AE)(o)                             6,900              82
Selective Insurance Group, Inc. (N)                       600              29
Senior Housing Properties Trust (o)                    28,060             533
SL Green Realty Corp. (o)(N)                            2,430             166
Spirit Finance Corp. (o)(N)                             9,500             107
Stancorp Financial Group, Inc.                          4,400             370
State Auto Financial Corp. (N)                          1,200              38
Sterling Bancshares, Inc.                               3,800              56
Sterling Financial Corp.                                1,000              20
Stewart Information Services Corp.                     15,260             781
Strategic Hotel Capital, Inc. (o)                       4,100              75
streetTRACKS Morgan Stanley Technology Index
   Fund (N)                                             1,000              50
Sunstone Hotel Investors, Inc. (o)(N)                   3,100              76
SVB Financial Group (AE)                                5,360             261
TCF Financial Corp. (N)                                 6,300             169
Tower Group, Inc.                                      16,000             242
Trizec Properties, Inc. (o)                             5,400             125
Trustreet Properties, Inc. (o)(N)                       5,900              92
UCBH Holdings, Inc.                                     8,800             161
UICI                                                    3,500             126
United Fire & Casualty Co. (N)                          2,400             108
United Rentals, Inc. (AE)(N)                           14,500             286
Universal American Financial Corp. (AE)                10,500             239
Universal Health Realty Income Trust (o)                  900              30
Ventas, Inc. (o)                                        7,575             244
W Holding Co., Inc. (N)                                16,600             159

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Washington Real Estate Investment Trust (o)             5,500             171
Westcorp                                                  800              47
Whitney Holding Corp. (N)                               3,700             100
World Acceptance Corp. (AE)                             3,700              94
WR Berkley Corp.                                       17,075             674
Wright Express Corp. (AE)                              13,300             287
WSFS Financial Corp. (N)                                4,760             280
Zenith National Insurance Corp. (N)                       600              38
                                                                 ------------
                                                                       39,611
                                                                 ------------

Health Care - 12.9%
Accelrys, Inc. (AE)                                    15,100             102
Advanced Medical Optics, Inc. (AE)                      2,800             106
Albany Molecular Research, Inc. (AE)(N)                18,600             227
Alexion Pharmaceuticals, Inc. (AE)(N)                   3,200              89
Alkermes, Inc. (AE)(N)                                 13,500             227
Allion Healthcare, Inc. (AE)(N)                         6,800             122
Alpharma, Inc. Class A                                  9,400             234
American Healthways, Inc. (AE)                          3,200             136
American Retirement Corp. (AE)                          6,000             113
AMERIGROUP Corp. (AE)                                   6,300             120
Anadys Pharmaceuticals, Inc. (AE)                      11,500             123
Applera Corp. - Celera Genomics Group (AE)             76,700             930
Arqule, Inc. (AE)                                       2,000              16
Arthrocare Corp. (AE)(N)                                9,580             385
Bausch & Lomb, Inc.                                     5,300             428
Beckman Coulter, Inc.                                   1,400              76
Bio-Rad Laboratories, Inc. Class A (AE)                 8,000             440
Candela Corp. (AE)                                     20,600             202
Cephalon, Inc. (AE)                                     4,100             190
Community Health Systems, Inc. (AE)                    16,200             629
Critical Therapeutics, Inc. (AE)                        4,600              43
CV Therapeutics, Inc. (AE)(N)                           5,000             134
Cytyc Corp. (AE)                                       21,000             564
Dade Behring Holdings, Inc.                             6,800             249
DaVita, Inc. (AE)                                      25,300           1,166
Digene Corp. (AE)(N)                                    6,400             182
Edwards Lifesciences Corp. (AE)                        10,900             484
ev3, Inc. (AE)(N)                                       6,600             124
First Horizon Pharmaceutical Corp. (AE)(N)              2,500              50
Flamel Technologies SA - ADR (AE)(N)                    4,600              86
Foxhollow Technologies, Inc. (AE)(N)                   15,100             719
Genesis HealthCare Corp. (AE)                          15,200             613

 12  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gentiva Health Services, Inc. (AE)                     12,900             234
Greatbatch, Inc. (AE)                                   6,100             167
Haemonetics Corp. (AE)                                  3,900             185
Health Net, Inc. (AE)                                  11,900             563
Hi-Tech Pharmacal Co., Inc. (AE)(N)                     2,100              63
Hologic, Inc. (AE)                                     12,500             722
Human Genome Sciences, Inc. (AE)                       11,600             158
Illumina, Inc. (AE)(N)                                 11,200             143
Immucor, Inc. (AE)                                     22,420             615
Intralase Corp. (AE)(N)                                 6,025              89
Invitrogen Corp. (AE)                                   8,650             651
IRIS International, Inc. (AE)                           9,000             166
Kindred Healthcare, Inc. (AE)(N)                       13,390             399
Kinetic Concepts, Inc. (AE)                             4,150             236
Kos Pharmaceuticals, Inc. (AE)                          7,919             530
Kyphon, Inc. (AE)                                       5,200             228
LCA-Vision, Inc.                                        1,200              45
Lexicon Genetics, Inc. (AE)(N)                          6,540              26
LifePoint Hospitals, Inc. (AE)                          7,600             332
Lincare Holdings, Inc. (AE)                            14,200             583
Magellan Health Services, Inc. (AE)                    16,900             594
Matria Healthcare, Inc. (AE)(N)                        14,600             551
Maxygen, Inc. (AE)                                      1,500              12
Medarex, Inc. (AE)(N)                                  21,800             208
Medcath Corp. (AE)(N)                                   6,960             165
Medimmune, Inc. (AE)                                   13,600             458
Merit Medical Systems, Inc. (AE)                        8,300             147
Molecular Devices Corp. (AE)(N)                         1,800              38
Myogen, Inc. (AE)(N)                                   10,800             254
Myriad Genetics, Inc. (AE)(N)                           6,600             144
Nabi Biopharmaceuticals (AE)(N)                        13,144             172
Nektar Therapeutics (AE)                                7,900             134
Neurocrine Biosciences, Inc. (AE)(N)                    3,800             187
OccuLogix, Inc. (AE)(N)                                 3,900              25
Parexel International Corp. (AE)                        5,400             108
Pediatrix Medical Group, Inc. (AE)                      9,100             699
Per-Se Technologies, Inc. (AE)(N)                      21,800             450
Pharmacopeia Drug Discovery, Inc. (AE)(N)               9,350              33
Phase Forward, Inc. (AE)                               13,600             149
PolyMedica Corp.                                        8,174             286
Radiation Therapy Services, Inc. (AE)                   3,500             111
Res-Care, Inc. (AE)(N)                                  2,000              31
Resmed, Inc. (AE)(N)                                    6,384             508
Respironics, Inc. (AE)                                 11,400             481
SonoSite, Inc. (AE)                                     5,000             148
Stericycle, Inc. (AE)                                  14,650             837
Steris Corp.                                            7,400             176
Sunrise Senior Living, Inc. (AE)(N)                     2,000             133
Sybron Dental Specialties, Inc. (AE)                    7,066             294
Symbion, Inc. (AE)                                      5,400             140

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Symmetry Medical, Inc. (AE)                            12,600             299
Syneron Medical, Ltd. (AE)(N)                           8,600             314
Techne Corp. (AE)                                       4,600             262
Theravance, Inc. (AE)                                   6,800             143
Triad Hospitals, Inc. (AE)                              2,000              91
United Surgical Partners International, Inc.
   (AE)                                                 6,200             242
United Therapeutics Corp. (AE)(N)                       7,550             527
VCA Antech, Inc. (AE)                                  16,600             424
ViaCell, Inc. (AE)(N)                                   3,200              19
Viasys Healthcare, Inc. (AE)                            8,200             205
Watson Pharmaceuticals, Inc. (AE)                      13,300             487
                                                                 ------------
                                                                       26,130
                                                                 ------------

Integrated Oils - 0.2%
Giant Industries, Inc. (AE)                             5,400             316
KCS Energy, Inc. (AE)(N)                                2,100              58
                                                                 ------------
                                                                          374
                                                                 ------------

Materials and Processing - 6.5%
Airgas, Inc.                                            2,200              65
Albany International Corp. Class A                     10,300             380
Andersons, Inc. (The) (N)                                 900              26
Apogee Enterprises, Inc.                                2,700              46
Ashland, Inc.                                           5,400             298
Ball Corp.                                             11,000             404
Bluegreen Corp. (AE)(N)                                 5,500              97
Brady Corp. Class A                                     2,500              77
Builders FirstSource, Inc. (AE)                         5,000             112
Building Material Holding Corp.                         3,300             308
Calgon Carbon Corp. (N)                                 3,400              27
Cambrex Corp.                                           6,300             119
Celanese Corp.                                         12,000             207
Century Aluminum Co. (AE)                               8,700             196
Cleveland-Cliffs, Inc. (N)                              1,400             122
Comfort Systems USA, Inc. (AE)                          2,600              23
Consolidated-Tomoka Land Co. (N)                        2,400             163
Constar International, Inc. (AE)(N)                     9,800              20
Crown Holdings, Inc. (AE)                              14,000             223
Cytec Industries, Inc.                                  7,500             325
Dycom Industries, Inc. (AE)(N)                         11,400             230
ElkCorp                                                 6,900             247
Energizer Holdings, Inc. (AE)                           7,090             402
Engelhard Corp.                                        12,300             343
Exide Technologies (AE)(N)                             13,600              69
Florida Rock Industries, Inc.                           1,500              96

                                                      Aggressive Equity Fund  13

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FMC Corp. (AE)                                          1,500              86
Gene Logic, Inc. (AE)                                   4,200              21
Gold Kist, Inc. (AE)                                   14,200             278
Granite Construction, Inc.                              7,100             271
Greif, Inc. Class A                                     2,100             126
Harsco Corp.                                            4,500             295
HB Fuller Co.                                           3,200              99
Hercules, Inc. (AE)                                    12,600             154
Hughes Supply, Inc.                                    16,000             522
Insituform Technologies, Inc. Class A (AE)              9,300             161
Jacuzzi Brands, Inc. (AE)                              20,400             164
Lafarge North America, Inc.                            11,890             804
Lifetime Brands, Inc.                                     900              24
Martin Marietta Materials, Inc.                         3,700             290
Mobile Mini, Inc. (AE)(N)                               3,200             139
Mosaic Co. (The) (AE)(N)                                7,600             122
NewMarket Corp. (AE)(N)                                13,980             242
NL Industries (N)                                       1,100              21
Octel Corp.                                               800              13
OM Group, Inc. (AE)                                    16,800             338
Owens-Illinois, Inc. (AE)                              11,500             237
Pactiv Corp. (AE)                                       8,700             152
PolyOne Corp. (AE)                                     10,400              63
Quanex Corp. (N)                                       10,150             672
Quanta Services, Inc. (AE)(N)                          22,700             290
Reliance Steel & Aluminum Co.                           2,300             122
Rogers Corp. (AE)                                       5,700             221
RTI International Metals, Inc. (AE)                     3,300             130
Silgan Holdings, Inc.                                   3,100             103
Sonoco Products Co.                                    10,700             292
Standard Register Co. (The)                             5,200              78
Symyx Technologies, Inc. (AE)                           6,600             172
Tejon Ranch Co. (AE)(N)                                 3,400             160
Terra Industries, Inc. (AE)(N)                         63,700             424
Texas Industries, Inc.                                  1,100              60
Timken Co.                                              3,900             116
Trammell Crow Co. (AE)                                  4,600             114
Tredegar Corp.                                          9,200             120
UAP Holding Corp.                                       8,600             156
Unifi, Inc. (AE)                                        8,700              29
USEC, Inc.                                             32,060             358
USG Corp. (AE)(N)                                       3,600             247
Valmont Industries, Inc.                                1,100              32
                                                                 ------------
                                                                       13,143
                                                                 ------------

Miscellaneous - 0.5%
Brunswick Corp.                                         6,700             253
Hillenbrand Industries, Inc.                            3,400             160
SPX Corp.                                               2,600             120
Trinity Industries, Inc. (N)                            9,800             397

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Walter Industries, Inc. (N)                               600              29
                                                                 ------------
                                                                          959
                                                                 ------------

Other Energy - 8.4%
Alpha Natural Resources, Inc. (AE)                     16,600             499
Arch Coal, Inc. (N)                                     1,500             101
Atwood Oceanics, Inc. (AE)                              1,500             126
Berry Petroleum Co. Class A                             6,900             460
Cabot Oil & Gas Corp.                                   3,800             192
Cal Dive International, Inc. (AE)                      15,900           1,008
Callon Petroleum Co. (AE)                               4,600              96
Consol Energy, Inc.                                     8,200             625
Cooper Cameron Corp. (AE)                               4,000             296
Denbury Resources, Inc. (AE)                            8,500             429
Dril-Quip, Inc. (AE)                                    1,300              62
Edge Petroleum Corp. (AE)(N)                           19,900             525
Encore Acquisition Co. (AE)                             7,450             289
ENSCO International, Inc.                               6,900             321
Forest Oil Corp. (AE)                                   3,700             193
Foundation Coal Holdings, Inc.                          4,600             177
Frontier Oil Corp.                                      3,200             142
Global Industries, Ltd. (AE)                            5,200              77
Grant Prideco, Inc. (AE)                               13,500             549
Helmerich & Payne, Inc.                                 1,450              88
Holly Corp.                                             9,300             595
Hornbeck Offshore Services, Inc. (AE)                   5,000             183
Houston Exploration Co. (AE)                            9,390             632
Input/Output, Inc. (AE)(N)                             12,100              97
Massey Energy Co. (N)                                   1,300              66
National-Oilwell Varco, Inc. (AE)                       5,500             362
Newfield Exploration Co. (AE)                           7,000             344
NRG Energy, Inc. (AE)                                  14,980             638
Oil States International, Inc. (AE)                    12,100             439
Ormat Technologies, Inc.                                  200               4
Patterson-UTI Energy, Inc.                             10,000             361
Peabody Energy Corp.                                    3,100             262
Quicksilver Resources, Inc. (AE)                        7,000             335
Range Resources Corp.                                   9,800             378
SEACOR Holdings, Inc. (AE)(N)                             900              65
Smith International, Inc.                               7,800             260
Spinnaker Exploration Co. (AE)                          6,700             433
Superior Energy Services, Inc. (AE)                     7,000             162
Swift Energy Co. (AE)                                  18,483             846

 14  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tesoro Corp.                                            1,000              67
Tetra Technologies, Inc. (AE)                           3,600             112
Todco Class A                                          30,200           1,260
Transmontaigne, Inc. (AE)                              15,600             125
Unit Corp. (AE)                                        11,100             614
Universal Compression Holdings, Inc. (AE)              14,900             593
Veritas DGC, Inc. (AE)                                 17,700             648
Vintage Petroleum, Inc.                                 7,100             324
W-H Energy Services, Inc. (AE)                          8,700             282
Whiting Petroleum Corp. (AE)                            4,800             210
                                                                 ------------
                                                                       16,952
                                                                 ------------

Producer Durables - 6.7%
Actuant Corp. Class A                                   3,900             182
AGCO Corp. (AE)                                        11,100             202
American Tower Corp. Class A (AE)                      38,385             958
Ametek, Inc.                                           10,200             438
AO Smith Corp.                                          1,500              43
Applied Industrial Technologies, Inc. (N)               1,100              39
Arris Group, Inc. (AE)                                 52,500             623
Artesyn Technologies, Inc. (AE)(N)                     18,900             176
Astec Industries, Inc. (AE)                             3,700             105
Asyst Technologies, Inc. (AE)                           8,100              38
ATMI, Inc. (AE)                                         7,500             232
Axcelis Technologies, Inc. (AE)                        27,200             142
C&D Technologies, Inc.                                    700               7
Cascade Corp.                                             900              44
CNH Global NV                                           7,840             154
Cognex Corp.                                            8,900             268
Crane Co.                                                 300               9
Crown Castle International Corp. (AE)                  10,900             268
Cymer, Inc. (AE)                                        8,000             250
Dionex Corp. (AE)                                       3,200             174
Dominion Homes, Inc. (AE)(N)                            1,000              16
Duratek, Inc. (AE)                                      6,373             116
Entegris, Inc. (AE)                                    28,031             317
ESCO Technologies, Inc. (AE)                            6,400             320
Esterline Technologies Corp. (AE)                       1,750              66
Flanders Corp. (AE)(N)                                 14,100             171
Flowserve Corp. (AE)                                    3,200             116
Gardner Denver, Inc. (AE)                               6,700             299
Gehl Co. (AE)                                           2,400              67
Genlyte Group, Inc. (AE)                                2,800             135
Graco, Inc.                                             5,800             199
Headwaters, Inc. (AE)                                   3,000             112
IDEX Corp.                                              3,000             128
Intevac, Inc. (AE)(N)                                  10,700             110
Itron, Inc. (AE)                                        6,850             313
JLG Industries, Inc. (N)                               16,100             589

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Joy Global, Inc.                                        7,200             363
Kaman Corp. Class A                                     3,900              80
Kennametal, Inc.                                        4,700             230
Levitt Corp. Class A                                    3,200              73
LTX Corp. (AE)(N)                                       7,500              32
Manitowoc Co.                                           3,100             156
Mattson Technology, Inc. (AE)(N)                       16,400             123
MDC Holdings, Inc.                                      4,576             361
Meritage Homes Corp. (AE)                               1,300             100
Mettler Toledo International, Inc. (AE)                 2,300             117
Milacron, Inc. (AE)                                    25,545              45
MTS Systems Corp.                                      10,830             409
NACCO Industries, Inc. Class A                          4,770             546
Orbital Sciences Corp. (AE)(N)                          8,300             104
Orleans Homebuilders, Inc. (N)                          1,200              30
Pall Corp.                                             12,200             335
Power-One, Inc. (AE)                                   25,500             141
Rofin-Sinar Technologies, Inc. (AE)                     3,600             137
Roper Industries, Inc.                                 11,800             464
Steelcase, Inc. Class A (N)                             5,600              81
Technical Olympic USA, Inc. (AE)(N)                    10,350             271
Tecumseh Products Co. Class A                           7,100             153
Teledyne Technologies, Inc. (AE)                        3,300             114
Tennant Co.                                               800              33
Teradyne, Inc. (AE)                                    19,100             315
Thermo Electron Corp. (AE)                             14,200             439
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                10,800             458
WCI Communities, Inc. (AE)(N)                           6,800             193
William Lyon Homes, Inc. (AE)(N)                        1,200             186
Woodward Governor Co.                                     490              42
                                                                 ------------
                                                                       13,557
                                                                 ------------

Technology - 15.0%
@Road, Inc. (AE)                                          109               1
Actel Corp. (AE)                                        3,500              51
ADC Telecommunications, Inc. (AE)                       8,042             184
Aeroflex, Inc. (AE)                                    12,100             113
Agile Software Corp. (AE)                              50,800             364
Agilysys, Inc.                                          2,080              35
Alliance Semiconductor Corp. (AE)                      12,200              36
American Reprographics Co. (AE)                         9,900             169
American Science & Engineering, Inc. (AE)               1,600             105
Anixter International, Inc.                             8,200             331

                                                      Aggressive Equity Fund  15

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ansoft Corp. (AE)                                       2,850              83
Anteon International Corp. (AE)                         9,500             406
Applera Corp. - Applied Biosystems Group                5,980             139
ASE Test, Ltd. (AE)                                    21,900             137
Autodesk, Inc.                                          5,400             251
Avid Technology, Inc. (AE)                              6,400             265
Avnet, Inc. (AE)                                        1,900              46
Avocent Corp. (AE)                                      5,300             168
BearingPoint, Inc. (AE)(N)                             30,800             234
Benchmark Electronics, Inc. (AE)                        4,400             133
Bottomline Technologies, Inc. (AE)                      8,300             125
Cadence Design Systems, Inc. (AE)                      23,700             383
Cascade Microtech, Inc. (AE)                            4,200              57
ChipMOS Technologies Bermuda, Ltd. (AE)                18,600             128
Ciena Corp. (AE)                                       93,400             247
Cirrus Logic, Inc. (AE)(N)                              7,400              56
Coherent, Inc. (AE)                                     2,000              59
Comtech Telecommunications Corp. (AE)(N)               11,750             487
Comverse Technology, Inc. (AE)                         10,200             268
Digitas, Inc. (AE)                                     18,400             209
DRS Technologies, Inc.                                  1,100              54
Electronics for Imaging, Inc. (AE)                      8,926             205
EMS Technologies, Inc. (AE)                             1,300              21
Emulex Corp. (AE)                                       3,300              67
Equinix, Inc. (AE)(N)                                   5,600             233
ESS Technology (AE)                                     5,500              20
F5 Networks, Inc. (AE)                                  1,200              52
Fairchild Semiconductor International, Inc. (AE)       26,800             398
Filenet Corp. (AE)                                      4,000             112
Flir Systems, Inc. (AE)                                 6,400             189
Formfactor, Inc. (AE)(N)                                1,500              34
Foundry Networks, Inc. (AE)                             9,200             117
Freescale Semiconductor, Inc. Class B (AE)             11,000             259
Genesis Microchip, Inc. (AE)(N)                        22,800             500
Harris Corp.                                           14,800             619
Hutchinson Technology, Inc. (AE)                        5,400             141
Infocrossing, Inc. (AE)(N)                             10,900             100
InFocus Corp. (AE)                                     13,500              47
Informatica Corp. (AE)                                 54,200             651
Ingram Micro, Inc. Class A (AE)                        19,300             358
Integrated Silicon Solutions, Inc. (AE)(N)             13,700             115
Intergraph Corp. (AE)(N)                               13,810             617
Internet Security Systems, Inc. (AE)                    1,100              26
Intersil Corp. Class A                                 33,700             734
IXYS Corp. (AE)                                        12,300             130

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
j2 Global Communications, Inc. (AE)(N)                 17,500             707
JDA Software Group, Inc. (AE)                           4,900              74
Keane, Inc. (AE)(N)                                     6,400              73
Kemet Corp. (AE)                                        5,000              42
Keynote Systems, Inc. (AE)                             10,300             134
Komag, Inc. (AE)(N)                                     5,900             189
Kopin Corp. (AE)                                       11,100              77
LaBarge, Inc. (AE)(N)                                  11,100             143
Lattice Semiconductor Corp. (AE)                        2,600              11
Lawson Software, Inc. (AE)                             13,200              92
Leadis Technology, Inc. (AE)                              600               4
Lions Gate Entertainment Corp. (AE)(N)                 19,500             186
LSI Logic Corp. (AE)                                   64,200             632
M-Systems Flash Disk Pioneers Ltd. (AE)                20,800             622
Macromedia, Inc. (AE)                                   3,000             122
Manhattan Associates, Inc. (AE)                         7,100             165
Matrixone, Inc. (AE)                                   74,400             391
Maxtor Corp. (AE)(N)                                   76,100             335
MEMC Electronic Materials, Inc. (AE)                   19,600             447
Merge Technologies, Inc. (AE)                          11,900             203
Methode Electronics, Inc.                              17,900             206
Microchip Technology, Inc.                              4,100             124
Micros Systems, Inc. (AE)                               6,100             267
Microsemi Corp. (AE)                                   26,500             677
MicroStrategy, Inc. Class A (AE)(N)                     1,400              98
MIPS Technologies, Inc. (AE)(N)                        19,880             136
Multi-Fineline Electronix, Inc. (AE)                    4,000             117
NAVTEQ Corp. (AE)                                       6,700             335
Ness Technologies, Inc. (AE)(N)                         4,600              46
Netgear, Inc. (AE)(N)                                  25,700             618
Netlogic Microsystems, Inc. (AE)(N)                    27,600             596
Network Engines, Inc. (AE)                              3,500               5
Novatel Wireless, Inc. (AE)(N)                          9,000             130
Novell, Inc. (AE)(N)                                   59,400             443
Nvidia Corp. (AE)                                      12,000             411
O2Micro International, Ltd. (AE)                       20,059             316
ON Semiconductor Corp. (AE)                            18,600              96
Openwave Systems, Inc. (AE)(N)                         17,900             322
Optimal Group, Inc. Class A (AE)(N)                     4,700              97
PAAR Technology Corp. (AE)(N)                           3,000              69
Parametric Technology Corp. (AE)                       10,500              73
PMC - Sierra, Inc. (AE)                                34,000             300
Quantum Corp. (AE)(N)                                  61,100             189
Quest Software, Inc. (AE)                              24,900             375
Rackable Systems, Inc. (AE)                            21,700             286
Radisys Corp. (AE)(N)                                   7,600             147

 16  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RADWARE, Ltd. (AE)                                      3,300              63
Redback Networks, Inc. (AE)(N)                         24,113             239
RF Micro Devices, Inc. (AE)                            16,100              91
RSA Security, Inc. (AE)                                11,200             142
Safeguard Scientifics, Inc. (AE)                        8,700              15
SafeNet, Inc. (AE)                                      3,800             138
Sapient Corp. (AE)                                     14,000              88
Satyam Computer Services, Ltd. - ADR                    7,300             221
ScanSoft, Inc. (AE)(N)                                 26,200             140
Seachange International, Inc. (AE)                      4,800              31
Semtech Corp. (AE)                                      9,100             150
Serena Software, Inc. (AE)                              8,700             173
SiRF Technology Holdings, Inc. (AE)(N)                  1,700              51
Solectron Corp. (AE)                                   64,500             252
SonicWALL, Inc. (AE)                                   11,700              74
SPSS, Inc. (AE)                                         1,300              31
SYKES Enterprises, Inc. (AE)                            5,600              67
Symbol Technologies, Inc.                                  16              --
Synopsys, Inc. (AE)                                    19,000             359
Talx Corp.                                              5,600             184
TechTeam Global, Inc. (AE)(N)                           5,100              62
Tekelec (AE)                                           10,400             218
Tellabs, Inc. (AE)                                     59,030             621
TIBCO Software, Inc. (AE)                              71,200             595
Trident Microsystems, Inc. (AE)(N)                     18,900             601
Triquint Semiconductor, Inc. (AE)                      19,700              69
Trizetto Group, Inc. (The) (AE)                         6,700              95
Ulticom, Inc. (AE)(N)                                   4,000              44
Ultimate Software Group, Inc. (AE)                     24,900             459
Unisys Corp. (AE)                                      31,400             209
Utstarcom, Inc. (AE)(N)                                 7,400              60
Vasco Data Security International (AE)(N)              13,600             123
VeriFone Holdings, Inc. (AE)(N)                        17,300             348
Verint Systems, Inc. (AE)                               4,700             192
Viasat, Inc. (AE)                                       7,700             198
WatchGuard Technologies, Inc. (AE)                      8,100              35
Wavecom SA - ADR (AE)                                   5,500              85
Websense, Inc. (AE)                                    10,600             543
Western Digital Corp. (AE)(N)                          44,400             574
Wind River Systems, Inc. (AE)                          10,300             133
Witness Systems, Inc. (AE)                              5,000             104
Zoran Corp. (AE)(N)                                    11,500             164
                                                                 ------------
                                                                       30,238
                                                                 ------------

Utilities - 4.0%
AGL Resources, Inc.                                     8,200             304
Alamosa Holdings, Inc. (AE)                            23,400             400
Allete, Inc.                                            6,700             307
Alliant Energy Corp.                                   11,000             320
Avista Corp.                                            4,800              93

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Centerpoint Energy, Inc. (N)                            9,800             146
CenturyTel, Inc.                                        2,250              79
Cincinnati Bell, Inc. (AE)                              5,600              25
CMS Energy Corp. (AE)                                  23,300             383
Commonwealth Telephone Enterprises, Inc.               11,970             451
Energen Corp.                                          18,200             787
IDT Corp. Class B (AE)                                  1,000              12
Laclede Group, Inc. (The)                               1,000              33
MDU Resources Group, Inc.                               8,200             292
NeuStar, Inc. Class A (AE)                              4,100             131
Northeast Utilities                                    34,100             680
Northwest Natural Gas Co. (N)                           1,700              63
NorthWestern Corp.                                      8,300             251
NSTAR                                                   2,800              81
OGE Energy Corp.                                        8,700             245
Pepco Holdings, Inc.                                   14,300             333
Pinnacle West Capital Corp.                             6,000             265
Premiere Global Services, Inc. (AE)                    13,200             108
Sierra Pacific Resources (AE)(N)                       42,700             634
Talk America Holdings, Inc. (AE)(N)                     7,800              74
Ubiquitel, Inc. (AE)                                   38,600             337
UGI Corp.                                              30,200             850
US Cellular Corp. (AE)                                  5,020             268
Wisconsin Energy Corp.                                  2,300              92
WPS Resources Corp. (N)                                   100               6
                                                                 ------------
                                                                        8,050
                                                                 ------------

TOTAL COMMON STOCKS
(cost $165,661)                                                       195,084
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. (AE)
   2050 Warrants                                       35,400               6
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $8)                                                                   6
                                                                 ------------

                                                      Aggressive Equity Fund  17

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.6%
Frank Russell Investment Company Money Market
   Fund                                             6,723,000           6,723
United States Treasury Bills (z)(sec.)
   3.373% due 12/08/05                                    600             595
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,319)                                                           7,318
                                                                 ------------

OTHER SECURITIES - 17.3%
State Street Securities Lending Quality Trust
   (X)                                             34,823,839          34,824
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $34,824)                                                         34,824
                                                                 ------------

TOTAL INVESTMENTS - 117.6%
(identified cost $207,812)                                            237,232

OTHER ASSETS AND LIABILITIES,
NET - (17.6%)                                                         (35,568)
                                                                 ------------

NET ASSETS - 100.0%                                                   201,664
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
Long Positions
Russell 2000 Mini Index
   expiration date 12/05 (90)                               6,049                (56)
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures Contracts                                      (56)
                                                                     ===============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the schedules of investments.

 18  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.4%
Australia - 3.4%
ABC Learning Centres, Ltd.                             21,810             104
Amcor, Ltd. (N)                                       104,960             537
AMP, Ltd.                                              53,600             304
Australia & New Zealand Banking Group, Ltd.            33,039             605
Australian Gas Light Co., Ltd.                          3,900              44
AXA Asia Pacific Holdings, Ltd. (N)                    10,700              40
BHP Billiton, Ltd.                                     63,164           1,072
BlueScope Steel, Ltd. (N)                              10,300              75
Boral, Ltd.                                             2,300              14
Brambles Industries, Ltd. (N)                           6,400              43
Caltex Australia, Ltd.                                  6,500             102
Centro Properties Group (AE)                            3,200              15
CFS Gandel Retail Trust                                23,400              32
Challenger Financial Services Group, Ltd.              10,800              33
Coca-Cola Amatil, Ltd. (N)                              1,200               7
Coles Myer, Ltd.                                        6,300              49
Commonwealth Bank of Australia                          8,400             246
Commonwealth Property Office Fund                      18,200              18
Computershare, Ltd.                                    53,700             270
ConnectEast Group                                      66,202              41
CSL, Ltd.                                                 100               3
CSR, Ltd.                                              26,700              63
David Jones, Ltd. (N)                                  24,400              48
DB RREEF Trust (o)                                     11,647              12
DCA Group, Ltd. (N)                                    19,400              58
Downer EDI, Ltd.                                       28,000             129
Foster's Group, Ltd.                                   39,243             175
Futuris Corp., Ltd.                                     8,400              14
GPT Group                                              30,500              91
Gunns, Ltd.                                             8,000              20
Iluka Resources, Ltd.                                   2,300              15
ING Industrial Fund                                    10,200              18
Insurance Australia Group, Ltd.                        14,600              61
Lend Lease Corp., Ltd.                                  2,700              29
Lion Nathan, Ltd.                                       6,300              40
Macquarie Airports                                    246,281             616
Macquarie Bank, Ltd.                                    8,300             477
Macquarie Goodman Group                                   876               3
Macquarie Infrastructure Group                         18,100              55
Mayne Group, Ltd.                                       5,200              21
National Australia Bank, Ltd. (N)                      46,338           1,168
Oil Search, Ltd. (N)                                   43,100             127
OneSteel, Ltd.                                         24,000              70
Orica, Ltd.                                             3,600              58
Origin Energy, Ltd.                                     3,400              19
PaperlinX, Ltd. (N)                                    10,100              24
Publishing & Broadcasting, Ltd. (N)                     8,120             102

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Qantas Airways, Ltd. (N)                               12,400              32
QBE Insurance Group, Ltd. (N)                          44,273             631
Rinker Group, Ltd.                                     28,336             358
Rio Tinto, Ltd. (N)                                     2,500             113
Santos, Ltd.                                            5,700              54
Seek, Ltd.                                             12,400              28
Sons of Gwalia, Ltd. (AE)(B)                            8,400              --
Stockland (N)                                           8,900              42
Suncorp-Metway, Ltd. (N)                                6,400              96
TABCORP Holdings, Ltd.                                  3,740              49
Telstra Corp., Ltd. (N)                                 7,800              24
Transurban Group                                       28,900             159
United Group, Ltd. (N)                                 12,300              99
Wesfarmers, Ltd.                                        1,700              52
Westfield Group (N)                                    28,456             365
Westpac Banking Corp.                                  12,000             193
Woodside Petroleum, Ltd.                                1,600              44
Woolworths, Ltd.                                       27,000             342
                                                                 ------------
                                                                        9,848
                                                                 ------------

Austria - 0.1%
Erste Bank der Oesterreichischen Sparkassen AG          7,700             412
                                                                 ------------

Belgium - 0.5%
Belgacom SA                                             5,900             200
Compagnie Maritime Belge SA (N)                           900              31
Delhaize Group (N)                                        800              47
Dexia                                                   3,300              74
Electrabel                                                307             154
Euronav NV (N)                                            600              20
Fortis                                                 22,330             646
Fortis (N)                                              4,400             128
KBC Groep NV                                            1,400             113
Mobistar SA                                               600              49
Solvay SA Class A                                         500              58
Umicore                                                   400              44
                                                                 ------------
                                                                        1,564
                                                                 ------------

Brazil - 0.5%
Cia Vale do Rio Doce Class A                           13,600             596
Petroleo Brasileiro SA - ADR (N)                        7,040             503
Telecomunicacoes Brasileiras SA - ADR (N)              11,000             357
                                                                 ------------
                                                                        1,456
                                                                 ------------

                                                               Non-U.S. Fund  19

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Canada - 1.9%
Cameco Corp.                                            5,600             300
EnCana Corp.                                           14,100             823
Petro-Canada                                           39,000           1,632
Research In Motion, Ltd. (AE)                          18,200           1,245
SNC-Lavalin Group, Inc.                                 9,500             614
Talisman Energy, Inc.                                  17,500             856
                                                                 ------------
                                                                        5,470
                                                                 ------------

China - 0.2%
China Shenhua Energy Co., Ltd. (AE)                   355,500             417
China Telecom Corp., Ltd.                             178,000              67
Foxconn International Holdings, Ltd. (AE)(N)           86,000              93
                                                                 ------------
                                                                          577
                                                                 ------------

Denmark - 0.3%
AP Moller - Maersk A/S Class B                              1              10
Danske Bank A/S                                        21,590             661
East Asiatic Co., Ltd. A/S                                875              65
Novo-Nordisk A/S Class B                                1,150              57
TDC A/S                                                 2,000             107
                                                                 ------------
                                                                          900
                                                                 ------------

Finland - 1.0%
Fortum OYJ                                             30,600             614
Kone OYJ Class B (AE)                                     200              14
M-real OYJ                                             72,200             391
Neste Oil OYJ (AE)                                      7,200             267
Nokia OYJ                                              29,400             493
Nokia OYJ - ADR                                        14,098             238
Nokian Renkaat OYJ (N)                                  2,000              47
Orion OYJ Class B                                       2,300              51
Rautaruukki OYJ                                         3,200              72
Sampo OYJ                                               5,900              94
UPM-Kymmene OYJ                                        23,109             462
                                                                 ------------
                                                                        2,743
                                                                 ------------

France - 8.3%
Alcatel SA (AE)                                        66,648             888
Assurances Generales de France                          1,000              96
Axa SA                                                 23,969             658
BNP Paribas (N)                                        33,604           2,555
Carrefour SA                                           22,310           1,026
Christian Dior SA                                       3,300             272
Cie de Saint-Gobain (N)                                 3,600             207
Cie Generale d'Optique Essilor International SA        12,106           1,003
CNP Assurances (N)                                      4,100             275
Credit Agricole SA (N)                                 22,530             661

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dassault Systemes SA                                   17,120             885
Eiffage                                                   249              23
France Telecom SA (N)                                  32,990             947
Gaz de France                                             800              27
Groupe Danone (N)                                       4,700             506
Lafarge SA (N)                                            312              27
Lagardere SCA (N)                                       2,400             170
LVMH Moet Hennessy
   Louis Vuitton SA                                     8,945             738
Peugeot SA (N)                                          6,000             407
Publicis Groupe                                        16,001             509
Renault SA                                                800              76
Sanofi-Aventis                                         10,537             871
Schneider Electric SA (N)                               4,130             326
Societe BIC SA                                          2,000             118
Societe Generale (N)                                    8,600             981
Sodexho Alliance SA (N)                                 8,000             302
Suez SA (N)                                            11,800             341
Thomson (N)                                            22,410             466
Total SA (N)                                           11,416           3,116
Total SA - ADR (N)                                      6,516             885
Unibail                                                 5,104             741
Valeo SA (N)                                           14,876             618
Vallourec SA                                              700             341
Vinci SA (N)                                            2,100             181
Vivendi Universal SA                                   77,154           2,519
Zodiac SA (N)                                             600              35
                                                                 ------------
                                                                       23,797
                                                                 ------------

Germany - 6.7%
Adidas-Salomon AG                                       5,320             924
Allianz AG                                             14,782           1,996
AMB Generali Holding AG                                   300              28
BASF AG                                                 1,200              90
Bayer AG                                                2,000              73
Bayerische Hypo-und Vereinsbank AG (AE)                33,809             952
Bilfinger Berger AG                                     4,900             263
Celesio AG                                              2,600             228
Continental AG                                          9,100             747
DaimlerChrysler AG                                      3,600             191
Deutsche Bank AG (N)                                    9,069             848
Deutsche Boerse AG (N)                                 11,047           1,056
Deutsche Lufthansa AG (N)                              37,057             491
Deutsche Post AG                                       36,710             859
Deutsche Postbank AG (N)                                5,155             282

 20  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Telekom AG                                    58,250           1,060
E.ON AG                                                28,069           2,578
Fresenius Medical Care AG (N)                             400              36
Hannover Rueckversicherung AG (N)                      11,990             415
Heidelberger Druckmaschinen (N)                         8,300             284
Hochtief AG                                             4,000             179
Infineon Technologies AG (AE)(N)                       47,800             470
KarstadtQuelle AG (AE)(N)                               4,339              59
Lanxess AG (AE)                                           200               6
MAN AG                                                  6,700             344
Medion AG (N)                                           6,300              98
Merck KGaA                                             17,620           1,483
Metro AG (N)                                            1,700              84
MLP AG (N)                                                600              13
Muenchener Rueckversicherungs-Gesellschaft AG           2,840             324
Salzgitter AG                                           4,200             208
SAP AG                                                  5,400             933
Siemens AG                                              8,357             644
ThyssenKrupp AG                                         3,000              63
TUI AG (N)                                             12,600             268
Volkswagen AG (N)                                      11,400             701
                                                                 ------------
                                                                       19,278
                                                                 ------------
Greece - 0.4%
EFG Eurobank Ergasias SA                               19,900             614
OPAP SA                                                18,050             559
                                                                 ------------
                                                                        1,173
                                                                 ------------

Hong Kong - 1.4%
Bank of East Asia, Ltd.                               177,773             520
BOC Hong Kong Holdings, Ltd. (N)                       34,000              68
Cathay Pacific Airways, Ltd.                            3,000               5
Cheung Kong Holdings, Ltd.                             22,000             248
Citic Pacific, Ltd.                                    31,000              87
CLP Holdings, Ltd.                                     12,500              74
CNOOC, Ltd.                                            52,000              38
Esprit Holdings, Ltd.                                 120,500             901
Hang Seng Bank, Ltd.                                      800              11
Henderson Land Development Co., Ltd.                    3,000              15
HongKong Electric Holdings                              2,000              10
Hopewell Holdings                                      18,000              48
Hutchison Telecommunications International, Ltd.
   (AE)(N)                                              8,000              12
Hutchison Whampoa, Ltd.                                66,000             683
Kerry Properties, Ltd. (N)                             17,500              45
Kingboard Chemical Holdings, Ltd.                       8,000              20
Li & Fung, Ltd.                                        84,000             194
New World Development, Ltd.                            36,000              47
Noble Group, Ltd. (N)                                  42,000              40
Orient Overseas International, Ltd.                    10,800              40

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shangri-La Asia, Ltd. (N)                              42,000              68
Sino Land Co. (N)                                      36,000              44
Solomon Systemtech International, Ltd.                 30,000              11
Sun Hung Kai Properties, Ltd.                           5,000              52
Swire Pacific, Ltd.                                    31,000             286
Techtronic Industries Co. (N)                          37,000              94
Television Broadcasts, Ltd.                            22,000             132
Wharf Holdings, Ltd.                                   56,000             219
Yue Yuen Industrial Holdings                            1,500               4
                                                                 ------------
                                                                        4,016
                                                                 ------------

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR (N)               1,750              36
                                                                 ------------

Ireland - 0.7%
Bank of Ireland PLC                                    54,088             852
CRH PLC                                                24,200             656
Ryanair Holdings PLC - ADR (AE)                        10,505             478
                                                                 ------------
                                                                        1,986
                                                                 ------------

Israel - 0.3%
Teva Pharmaceutical Industries,
   Ltd. - ADR                                          22,100             739
                                                                 ------------

Italy - 3.6%
Arnoldo Mondadori Editore SpA (N)                         300               3
Autostrade SpA (N)                                     24,900             640
Banca Intesa SpA (N)                                   81,503             380
Banche Popolari Unite SCRL (N)                          6,883             140
Banco Popolare di Verona e Novara SCRL (N)             43,530             821
Benetton Group SpA (N)                                 26,065             279
Enel SpA (N)                                            8,000              69
Eni SpA (N)                                           140,943           4,186
ERG SpA (N)                                             6,100             169
Finmeccanica SpA (AE)(N)                               12,202             242
Fondiaria-Sai SpA (N)                                  11,400             346
Hera SpA (N)                                           29,000              81
Italcementi SpA (N)                                     9,300             145
Lottomatica SpA (N)                                     7,500             284
Mediaset SpA (N)                                        9,100             108
Milano Assicurazioni SpA (N)                           42,700             302
Parmalat Finanziaria SpA (AE)(N)                       12,500               2
Seat Pagine Gialle SpA (AE)                           671,800             331

                                                               Non-U.S. Fund  21

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Snam Rete Gas SpA (N)                                  51,400             300
Telecom Italia Media SpA (AE)(N)                       24,598              16
Telecom Italia SpA (N)                                 88,000             286
Telecom Italia SpA                                    139,949             389
UniCredito Italiano SpA (N)                           165,880             935
                                                                 ------------
                                                                       10,454
                                                                 ------------

Japan - 22.1%
77 Bank, Ltd. (The)                                    75,300             553
Access Co., Ltd. (AE)(N)                                    4              80
Acom Co., Ltd. (N)                                        430              31
Aderans Co., Ltd.                                         300               8
Aeon Co., Ltd.                                         50,100           1,006
Aida Engineering, Ltd.                                 14,000              89
Aiful Corp.                                               450              38
Aioi Insurance Co., Ltd.                               15,000              89
Aisin Seiki Co., Ltd.                                   9,200             261
Alps Electric Co., Ltd. (N)                            17,400             282
Amada Co., Ltd.                                         1,000               8
Amano Corp. (N)                                         2,000              31
AOC Holdings, Inc.                                      1,100              22
Aoyama Trading Co., Ltd.                                  200               6
Arrk Corp. (N)                                          3,600             199
Aruze Corp.                                             4,300              70
Asahi Breweries, Ltd.                                   4,500              57
Asahi Glass Co., Ltd.                                  41,000             430
Asahi Kasei Corp. (N)                                   9,000              49
Astellas Pharma, Inc.                                  21,600             812
Autobacs Seven Co., Ltd. (N)                              600              23
Bandai Visual Co., Ltd.                                    30             102
Bank of Kyoto, Ltd. (The)                               5,000              50
Bank of Yokohama, Ltd. (The)                            6,000              46
Bosch Automotive Systems Corp.                          1,000               5
Bridgestone Corp.                                      11,000             235
BSL Corp. (N)                                          29,000              61
Canon Sales Co., Inc.                                   1,000              21
Canon, Inc.                                            29,800           1,609
Central Glass Co., Ltd.                                 1,000               6
Chiba Bank, Ltd. (The)                                  6,000              49
Chiyoda Corp.                                           1,000              18
Chubu Electric Power Co., Inc. (N)                      6,500             159
Chugoku Electric Power Co., Inc. (The)                    300               6
Citizen Watch Co., Ltd. (N)                             4,600              37
Cosmo Oil Co., Ltd. (N)                                14,000              76
Credit Saison Co., Ltd. (N)                             8,800             386
CSK Corp. (N)                                             300              13
Cyber Communications, Inc. (AE)                            19              40
Dai Nippon Printing Co., Ltd. (N)                       5,000              81
Daicel Chemical Industries, Ltd.                        2,000              13
Daihatsu Motor Co., Ltd.                                5,000              51
Daiichi Sankyo Co., Ltd. (AE)(N)                        6,206             127

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Daikin Industries, Ltd.                                 7,700             206
Daimaru, Inc.                                           6,000              71
Dainippon Ink and Chemicals, Inc.                       2,000               7
Dainippon Pharmaceutical Co., Ltd.                      1,000              12
Dainippon Screen Manufacturing Co., Ltd. (N)           23,000             150
Daiwa House Industry Co., Ltd.                          6,000              78
Daiwa Securities Group, Inc. (N)                       43,000             336
Denki Kagaku Kogyo Kabushiki Kaisha (N)                 2,000               7
Denso Corp.                                               600              17
Dentsu, Inc.                                              146             414
Don Quijote Co., Ltd. (N)                               2,700             174
East Japan Railway Co.                                    108             616
Eisai Co., Ltd. (N)                                    22,300             953
Exedy Corp.                                             4,800             106
Fanuc, Ltd.                                            11,400             922
Frontier Real Estate Investment Corp. (o)                  14              98
Fuji Electric Holdings Co., Ltd. (N)                    4,000              16
Fuji Heavy Industries, Ltd. (N)                       102,900             465
Fuji Photo Film Co., Ltd.                              20,100             662
Fujitsu, Ltd. (N)                                      56,000             369
Funai Electric Co., Ltd.                                5,400             479
Glory, Ltd.                                             1,100              21
Hachijuni Bank, Ltd. (The)                              2,000              15
Hankyu Department Stores (N)                            2,000              16
Hirose Electric Co., Ltd. (N)                             800              93
Hitachi Cable, Ltd.                                     2,000               8
Hitachi Chemical Co., Ltd. (N)                          5,600             117
Hitachi Koki Co., Ltd.                                 11,000             135
Hitachi Kokusai Electric, Inc.                         11,000             109
Hitachi, Ltd. (N)                                      22,000             139
Hokkaido Electric Power Co., Inc.                       1,600              34
Hokuhoku Financial Group, Inc. (N)                     70,000             264
Honda Motor Co., Ltd.                                  11,500             650
Hoya Corp.                                              3,100             103
Hoya Corp. (AE)                                         9,300             316
Isuzu Motors, Ltd. (N)                                  6,000              22
Itochu Corp. (N)                                       16,000             110
Itochu-Shokuhin Co., Ltd. (N)                           1,100              40
Iyo Bank, Ltd. (The)                                    2,000              20
Japan Asia Investment Co., Ltd.                        19,000             100
Japan Logistics Fund, Inc. (AE)(o)                         22             147
Japan Radio Co., Ltd. (AE)                             12,000              51
Japan Tobacco, Inc. (N)                                    78           1,230

 22  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JFE Holdings, Inc. (N)                                 11,300             367
JS Group Corp. (N)                                     22,900             390
JSR Corp.                                               8,300             173
Kadokawa Holdings, Inc.                                 5,300             176
Kamigumi Co., Ltd.                                     16,000             128
Kaneka Corp. (N)                                       16,000             209
Kansai Electric Power Co., Inc. (The) (N)               9,300             205
Kansai Paint Co., Ltd.                                  8,000              50
Kao Corp.                                              25,000             616
Kawasaki Heavy Industries, Ltd. (N)                    21,000              53
Kawasaki Kisen Kaisha, Ltd. (N)                        10,000              72
KDDI Corp.                                                161             908
Keihin Corp.                                            1,400              28
Keio Corp. (N)                                         14,000              77
Keyence Corp.                                           3,300             830
Kirin Beverage Corp. (N)                                2,500              54
Kirin Brewery Co., Ltd.                                 1,000              11
Kobe Steel, Ltd.                                       24,000              73
Koei Co., Ltd.                                          3,900              96
Koito Manufacturing Co., Ltd.                           7,000              86
Komatsu, Ltd. (N)                                      52,000             708
Komori Corp.                                            1,000              18
Konica Minolta Holdings, Inc.                          13,500             123
Kose Corp. (N)                                          3,300             112
Kubota Corp.                                           18,000             125
Kuraray Co., Ltd. (N)                                  41,600             369
Kurita Water Industries, Ltd.                             900              16
Kyocera Corp. (N)                                       1,100              77
Kyowa Hakko Kogyo Co., Ltd. (N)                         6,000              47
Kyushu Electric Power Co., Inc. (N)                     3,500              78
Kyushu-Shinwa Holdings, Inc. (AE)                      47,000             111
Livedoor Co., Ltd. (AE)                                44,794             176
Mabuchi Motor Co., Ltd. (N)                            11,400             562
Makita Corp. (N)                                        4,000              81
Mars Engineering Corp.                                  2,100              64
Marubeni Corp. (N)                                     24,000             112
Matsumotokiyoshi Co., Ltd. (N)                          5,100             166
Matsushita Electric Industrial Co., Ltd. (N)           89,000           1,508
Matsushita Electric Works, Ltd. (N)                     7,000              70
Mazda Motor Corp.                                       1,000               4
Meiji Dairies Corp. (N)                                 3,000              16
Meitec Corp.                                            2,800              90
Millea Holdings, Inc.                                       8             128
Minebea Co., Ltd. (N)                                  93,000             383
Mitsubishi Chemical Corp. (N)                          29,000              96
Mitsubishi Corp.                                       18,100             357
Mitsubishi Electric Corp. (N)                          32,000             205
Mitsubishi Estate Co., Ltd. (N)                        19,000             261
Mitsubishi Gas Chemical Co., Inc. (N)                   7,000              47

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsubishi Heavy Industries, Ltd.                      15,000              53
Mitsubishi Rayon Co., Ltd. (N)                         46,000             206
Mitsubishi Tokyo Financial Group, Inc. (N)                270           3,544
Mitsui & Co., Ltd. (N)                                 43,000             538
Mitsui Chemicals, Inc. (N)                             16,000              94
Mitsui Fudosan Co., Ltd. (N)                           18,000             271
Mitsui OSK Lines, Ltd. (N)                             15,000             120
Mitsui Sumitomo Insurance Co., Ltd.                     5,000              58
Mitsui Trust Holdings, Inc.                             8,000             111
Mizuho Financial Group, Inc.                              192           1,221
Mori Seiki Co., Ltd.                                    3,500              47
Murata Manufacturing Co., Ltd.                          8,000             446
NEC Corp.                                               4,000              22
Netprice, Ltd. (AE)                                        16              55
Nichirei Corp.                                          1,000               4
Nidec Corp. (N)                                         1,300              77
Nidec Corp. (AE)                                        1,300              76
Nikko Cordial Corp. (N)                                 7,000              81
Nintendo Co., Ltd.                                        500              58
Nippon Electric Glass Co., Ltd. (N)                    61,000           1,099
Nippon Express Co., Ltd.                              194,600             960
Nippon Kayaku Co., Ltd.                                 1,000               8
Nippon Light Metal Co., Ltd. (N)                        5,000              14
Nippon Meat Packers, Inc.                               1,000              11
Nippon Mining Holdings, Inc.                           14,000             111
Nippon Oil Corp.                                       39,000             345
Nippon Steel Corp.                                    106,000             398
Nippon Telegraph & Telephone Corp.                         38             187
Nippon Yusen KK (N)                                    27,000             181
Nishi-Nippon City Bank, Ltd. (The) (N)                 43,000             213
Nishimatsu Construction Co., Ltd.                       1,000               4
Nissan Motor Co., Ltd. (N)                             72,500             828
Nissha Printing Co., Ltd.                               4,000              81
Nisshin Seifun Group, Inc.                              1,100              11
Nisshin Steel Co., Ltd.                                26,000              90
Nisshinbo Industries, Inc. (N)                          2,000              17
Nitto Denko Corp.                                       8,700             490
NOK Corp. (N)                                           5,400             161
Nomura Holdings, Inc.                                  11,500             178
NSK, Ltd.                                               7,000              39
NTN Corp.                                               1,000               6
NTT DoCoMo, Inc.                                          498             886
NTT Urban Development Corp.                                25             128
Obayashi Corp.                                          5,000              35
Obic Co., Ltd.                                            350              60
OJI Paper Co., Ltd. (N)                                 6,000              33

                                                               Non-U.S. Fund  23

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Olympus Corp.                                           1,000              22
OMC Card, Inc.                                          5,000              82
ORIX Corp. (N)                                          4,900             885
Osaka Gas Co., Ltd. (N)                                17,000              59
Parco Co., Ltd.                                        12,000              97
Promise Co., Ltd. (N)                                     350              26
QP Corp.                                                  600               6
Rakuten, Inc. (N)                                         265             203
Rengo Co., Ltd. (N)                                     3,000              17
Renown D'urban Holdings, Inc. (AE)                      4,100              48
Resona Holdings, Inc. (N)                                  33              85
Rinnai Corp.                                           18,000             414
Rohm Co., Ltd. (N)                                      8,500             738
Sanken Electric Co., Ltd. (N)                          11,000             126
Sankyo Co., Ltd. (N)                                    1,300              68
Santen Pharmaceutical Co., Ltd.                           200               5
Sanwa Shutter Corp.                                     4,000              24
Sapporo Hokuyo Holdings, Inc.                               3              28
SBI Holdings, Inc.                                        176              74
Sega Sammy Holdings, Inc. (AE)                          5,100             198
Sega Sammy Holdings, Inc. (N)                           5,100             201
Sekisui House, Ltd.                                    51,800             635
Seven & I Holdings Co., Ltd. (AE)                      24,520             812
SFCG Co., Ltd.                                            770             199
Sharp Corp. (N)                                         4,000              58
Shimadzu Corp. (N)                                      7,000              49
Shimizu Corp.                                           2,000              13
Shin-Etsu Chemical Co., Ltd.                           16,500             719
Shinko Electric Industries Co., Ltd. (N)                  900              51
Shinsei Bank, Ltd.                                     47,000             296
Shionogi & Co., Ltd. (N)                                6,000              82
Shizuoka Bank, Ltd. (The)                              15,000             154
Showa Denko KK                                         10,000              32
Showa Shell Sekiyu KK (N)                               2,500              34
Skylark Co., Ltd.                                      27,600             407
SMC Corp. (N)                                           1,400             186
Softbank Corp. (N)                                      6,800             377
Sohgo Security Services Co., Ltd. (N)                  15,098             221
Sompo Japan Insurance, Inc.                            12,000             159
Sony Corp. (N)                                          4,300             141
Stanley Electric Co., Ltd. (N)                         11,500             174
Sumisho Lease Co., Ltd.                                 6,000             251
Sumitomo Bakelite Co., Ltd. (N)                        35,800             245
Sumitomo Chemical Co., Ltd. (N)                        57,200             354
Sumitomo Corp.                                          1,000              11
Sumitomo Electric Industries, Ltd.                     20,000             270
Sumitomo Forestry Co., Ltd. (N)                        16,000             162
Sumitomo Heavy Industries, Ltd.                        19,000             135
Sumitomo Metal Industries, Ltd.                        10,000              35
Sumitomo Mitsui Financial Group, Inc. (N)                 256           2,413

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sumitomo Osaka Cement Co., Ltd.                         4,000              13
Sumitomo Rubber Industries, Inc. (N)                   12,000             143
Sumitomo Trust & Banking Co.,
   Ltd. (The)                                          13,000             107
Suzuki Motor Corp.                                        800              15
T&D Holdings, Inc. (N)                                  7,300             435
Taiheiyo Cement Corp. (N)                              16,000              60
Take And Give Needs Co., Ltd. (AE)                        114             126
Takeda Pharmaceutical Co., Ltd. (N)                    10,850             646
Takefuji Corp. (N)                                     12,580             981
Tanabe Seiyaku Co., Ltd. (N)                            5,000              51
TDK Corp. (N)                                           3,300             235
Teijin, Ltd.                                           10,000              58
Telewave, Inc.                                             24             130
Terumo Corp. (N)                                          400              13
Toagosei Co., Ltd.                                      2,000              11
Tobu Railway Co., Ltd.                                  1,000               4
Toda Corp.                                              4,000              20
Tohoku Electric Power Co., Inc. (N)                     4,500             100
Tokai Rika Co., Ltd.                                    2,700              61
Tokyo Broadcasting System, Inc.                           100               2
Tokyo Electric Power Co., Inc. (The) (N)                9,500             240
Tokyo Gas Co., Ltd. (N)                                10,000              41
Tokyo Tomin Bank, Ltd. (The)                            2,600              85
Toppan Printing Co., Ltd. (N)                           4,000              42
Toshiba Corp.                                          31,000             137
Tosoh Corp. (N)                                         7,000              30
Toyo Seikan Kaisha, Ltd. (N)                            3,000              45
Toyobo Co., Ltd.                                       22,000              54
Toyoda Gosei Co., Ltd. (N)                             22,600             430
Toyota Motor Corp. (N)                                 74,000           3,390
Toyota Tsusho Corp. (N)                                 3,000              55
UNY Co., Ltd.                                           2,000              26
USS Co., Ltd.                                           1,590             113
Valor Co., Ltd.                                         2,280              72
Vodafone KK                                                 2               4
West Japan Railway Co.                                     16              60
Xebio Co., Ltd.                                         2,400              96
Yahoo! Japan Corp.                                        101             118
Yahoo! Japan Corp. (AE)                                   101             120
Yamada Denki Co., Ltd. (N)                                300              23
Yamaha Corp. (N)                                        1,100              19
Yamaha Motor Co., Ltd.                                  4,500              93
Yamato Transport Co., Ltd. (N)                         73,000           1,200

 24  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Yokogawa Electric Corp. (N)                             8,200             128
Yokohama Rubber Co., Ltd. (The)                         1,000               5
                                                                 ------------
                                                                       63,519
                                                                 ------------
Luxembourg - 0.3%
Arcelor (N)                                               400              10
SES Global SA                                          63,629             996
                                                                 ------------
                                                                        1,006
                                                                 ------------

Mexico - 0.7%
Coca-Cola Femsa SA de CV - ADR (N)                     16,300             435
Grupo Televisa SA - ADR                                15,600           1,119
Telefonos de Mexico SA de CV Series L (N)              23,900             508
                                                                 ------------
                                                                        2,062
                                                                 ------------

Netherlands - 4.2%
ABN AMRO Holding NV (N)                                34,517             827
Aegon NV (N)                                           49,594             736
Akzo Nobel NV                                           1,100              48
Buhrmann NV                                            19,400             234
CSM Class A                                             3,600             102
DSM NV                                                  5,400             212
Euronext NV                                             7,800             343
European Aeronautic Defense and Space Co. (N)          23,292             826
Heineken NV                                            23,368             750
Hunter Douglas NV                                         700              33
ING Groep NV (N)                                       26,420             787
Koninklijke Ahold NV (AE)                              30,500             231
Koninklijke Philips Electronics NV                     48,610           1,293
OCE NV (N)                                              1,700              27
Rodamco Europe NV                                       4,400             380
Royal Dutch Shell PLC Class A                          28,000             926
Royal KPN NV                                            8,700              78
Royal Numico NV (AE)                                   40,822           1,786
TNT NV                                                  2,100              52
TomTom (AE)                                            17,873             807
VNU NV (N)                                             33,490           1,053
Wolters Kluwer NV                                      28,831             537
                                                                 ------------
                                                                       12,068
                                                                 ------------

New Zealand - 0.0%
Carter Holt Harvey, Ltd.                                9,937              17
Sky City Entertainment Group, Ltd. (N)                  6,600              22
Telecom Corp. of New Zealand, Ltd.                      8,536              36
                                                                 ------------
                                                                           75
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Norway - 0.5%
DNB NOR ASA                                            55,792             575
Statoil ASA                                            20,000             496
Yara International ASA                                 13,400             242
                                                                 ------------
                                                                        1,313
                                                                 ------------

Portugal - 0.2%
Energias de Portugal SA                               175,040             488
                                                                 ------------

Singapore - 0.9%
CapitaCommercial Trust (o)(N)                          49,000              44
CapitaLand, Ltd. (N)                                   63,200             117
ComfortDelgro Corp., Ltd.                               6,000               5
DBS Group Holdings, Ltd.                               85,110             795
Fraser and Neave, Ltd.                                  3,000              31
Jardine Cycle & Carriage, Ltd.                          6,000              39
Keppel Corp., Ltd. (N)                                 45,000             338
Keppel Land, Ltd.                                      11,000              24
MobileOne, Ltd.                                        47,000              55
NatSteel, Ltd.                                         10,000              13
Neptune Orient Lines, Ltd.                             24,000              44
Oversea-Chinese Banking Corp.                           6,000              22
Parkway Holdings, Ltd.                                 74,000              95
SembCorp Industries, Ltd.                              14,880              26
SembCorp Logistics, Ltd.                                4,000               4
SembCorp Marine, Ltd.                                   5,000               9
Singapore Airlines, Ltd.                                2,000              14
Singapore Petroleum Co., Ltd. (N)                      15,000              52
Singapore Technologies Engineering, Ltd.               48,000              72
Singapore Telecommunications, Ltd.                     23,790              34
SMRT Corp., Ltd.                                        3,000               2
United Overseas Bank, Ltd.                             61,200             510
United Overseas Land, Ltd. (N)                         18,300              25
Venture Corp., Ltd.                                     9,000              77
                                                                 ------------
                                                                        2,447
                                                                 ------------

South Africa - 0.4%
Nedbank Group, Ltd.                                    28,424             412
Sasol, Ltd.                                            16,168             626
                                                                 ------------
                                                                        1,038
                                                                 ------------

South Korea - 0.9%
Korea Electric Power Corp. - ADR (N)                   20,910             370
KT Corp. - ADR (N)                                     16,800             378
LG.Philips LCD Co., Ltd. (AE)                          12,030             497
Samsung Electronics Co., Ltd.                             772             435

                                                               Non-U.S. Fund  25

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SK Corp.                                                8,790             510
SK Telecom Co., Ltd. - ADR                             18,500             404
                                                                 ------------
                                                                        2,594
                                                                 ------------

Spain - 3.0%
Acerinox SA (N)                                         3,900              54
ACS Actividades Cons y Serv (N)                        20,713             604
Altadis SA                                             35,700           1,599
Antena 3 de Television SA (N)                           7,600             138
Banco Bilbao Vizcaya Argentaria SA (N)                 56,312             987
Banco de Sabadell SA                                    9,500             243
Banco Popular Espanol SA (N)                           22,100             269
Banco Santander Central Hispano SA                     14,800             194
Cia de Distribucion Integral Logista SA (N)               900              46
Corp Mapfre SA                                         16,930             291
Ebro Puleva SA (N)                                     17,400             312
Endesa SA (N)                                          28,472             762
Fomento de Construcciones y Contratas SA (N)            1,200              72
Gestevision Telecinco SA (N)                            7,600             159
Iberia Lineas Aereas de Espana (N)                     12,400              32
Indra Sistemas SA                                      16,500             362
Repsol YPF SA                                           7,500             243
Repsol YPF SA - ADR                                    23,339             754
Sociedad General de Aguas de Barcelona SA Class
   A (N)                                                1,200              29
Telefonica SA                                          76,424           1,251
Union Fenosa SA (N)                                     4,400             145
                                                                 ------------
                                                                        8,546
                                                                 ------------

Sweden - 2.5%
Atlas Copco AB Class A (N)                              2,100              41
Axfood AB (N)                                             700              17
Elekta AB Class B (N)                                   1,100              50
Fabege AB                                               1,800              32
Hennes & Mauritz AB Class B                            24,239             864
Lundin Petroleum AB (AE)                                5,000              63
Nordea Bank AB (N)                                     23,500             235
OMX AB (AE)                                             2,400              30
Sandvik AB                                              1,800              90
Skandia Forsakrings AB (N)                            118,768             619
Skandinaviska Enskilda Banken AB Class A (N)            6,400             117
Skanska AB Class B                                      5,100              75
Ssab Svenskt Stal AB                                    3,400             102
Svenska Cellulosa AB Class B                           20,280             710
Svenska Handelsbanken Class A (N)                      24,293             562
Swedish Match AB (N)                                    3,500              42
Tele2 AB Class B (N)                                    3,600              37

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson Class B               908,658           3,316
TeliaSonera AB                                          9,500              45
Volvo AB
   Class A                                              1,500              63
   Class B                                              1,200              52
                                                                 ------------
                                                                        7,162
                                                                 ------------

Switzerland - 7.2%
ABB, Ltd. (AE)                                         77,620             567
Ciba Specialty Chemicals AG                            11,848             699
Clariant AG                                            20,620             296
Compagnie Financiere Richemont AG Class A              20,856             826
Credit Suisse Group (N)                                65,884           2,916
Georg Fischer AG                                          319             110
Givaudan                                                  161             103
Kuehne & Nagel International AG                         2,384             589
Lonza Group AG (N)                                      3,100             183
Nestle SA (N)                                           8,258           2,418
Novartis AG                                            58,558           2,970
PubliGroupe SA                                             77              22
Rieter Holding AG                                         211              62
Roche Holding AG                                       22,210           3,085
Schindler Holding AG                                      100              39
Sulzer AG                                                 336             170
Swatch Group AG                                        13,149             372
Swatch Group AG Class B                                 1,960             270
Swiss Reinsurance                                      11,540             758
Swisscom AG                                               260              85
Synthes, Inc.                                           4,842             566
UBS AG (N)                                             35,849           3,046
Valora Holding AG                                          19               3
Xstrata PLC                                            18,223             472
Zurich Financial Services AG                              562              96
                                                                 ------------
                                                                       20,723
                                                                 ------------

Taiwan - 0.8%
AU Optronics Corp. - ADR                               68,580             889
Chi Mei Optoelectronics Corp. - GDR (p)               102,205           1,128
United Microelectronics Corp. - ADR (N)                98,550             355
                                                                 ------------
                                                                        2,372
                                                                 ------------

 26  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Kingdom - 18.4%
3i Group PLC                                           75,192           1,040
Alliance & Leicester PLC                                4,000              61
Alliance Unichem PLC                                   12,900             197
Anglo American PLC                                     36,047           1,074
Arriva PLC                                              7,000              73
Associated British Foods PLC                           10,900             158
AstraZeneca PLC                                        37,638           1,750
Aviva PLC                                              25,000             274
AWG PLC                                                 1,700              29
BAA PLC                                                49,802             548
BAE Systems PLC                                       199,837           1,211
Barclays PLC                                          162,234           1,640
Barratt Developments PLC                               10,000             133
BG Group PLC                                          111,400           1,057
BHP Billiton PLC                                       74,900           1,210
BOC Group PLC                                           5,234             106
Boots Group PLC                                        58,122             624
BP PLC                                                406,223           4,826
BPB PLC                                                 5,000              65
Bradford & Bingley PLC                                 22,500             135
Brambles Industries PLC                                32,100             197
Britannic Group PLC                                     4,000              44
British Airways PLC (AE)                               37,400             193
British American Tobacco PLC                           29,300             615
British Land Co. PLC                                   52,400             869
BT Group PLC                                          375,428           1,472
Cable & Wireless PLC                                   64,000             161
Capita Group PLC                                       33,500             223
Carnival PLC                                           10,370             536
Carphone Warehouse Group PLC                          216,282             759
Centrica PLC                                          158,960             690
Compass Group PLC                                       7,300              27
Corus Group PLC                                       113,308             103
Davis Service Group PLC                                   416               3
Diageo PLC                                             47,094             677
easyJet PLC (AE)                                        7,500              39
EMI Group PLC                                         301,125           1,288
Firstgroup PLC                                          1,000               6
FKI PLC                                                 1,000               2
Gallaher Group PLC                                      1,000              15
GKN PLC                                               133,290             693
GlaxoSmithKline PLC                                   131,174           3,336
Hanson PLC                                             12,000             125
HBOS PLC                                               34,900             525
HMV Group PLC                                          29,200             106
HSBC Holdings PLC                                     166,928           2,700
Imperial Chemical Industries PLC                       44,700             236
Inchcape PLC                                            4,600             178
ITV PLC                                                 9,000              18
J Sainsbury PLC                                        81,399             401

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kelda Group PLC                                         2,900              36
Kesa Electricals PLC                                  163,622             737
Land Securities Group PLC                               2,300              60
Legal & General Group PLC                              16,000              32
Lloyds TSB Group PLC                                   47,100             388
Man Group PLC                                             900              26
Marconi Corp. PLC (AE)                                  8,000              45
Marks & Spencer Group PLC                              86,532             572
Mitchells & Butlers PLC                                14,258              92
Northern Foods PLC                                     40,400             109
Old Mutual PLC                                        155,200             380
Pennon Group PLC                                        3,100              58
Pilkington PLC                                          8,500              21
Prudential PLC                                         54,266             492
Reckitt Benckiser PLC                                  33,108           1,008
Reed Elsevier PLC                                       4,000              37
Reuters Group PLC                                     101,800             672
Rexam PLC                                              27,791             252
Rio Tinto PLC                                          18,966             775
Rolls-Royce Group PLC (AE)                             35,647             235
Royal & Sun Alliance Insurance Group PLC               73,400             126
Royal Bank of Scotland Group PLC                       67,499           1,916
Royal Dutch Shell PLC Class A (N)                      24,540             810
Royal Dutch Shell PLC Class B                          56,081           1,937
SABMiller PLC                                           5,100              99
Scottish & Newcastle PLC                                1,800              15
Scottish & Southern Energy PLC                         47,000             853
Scottish Power PLC                                     13,500             136
Shire Pharmaceuticals PLC                              14,100             171
Smiths Group PLC                                       13,700             232
Somerfield PLC                                         37,000             129
Stagecoach Group PLC                                   30,795              61
Standard Chartered PLC                                109,114           2,354
Tate & Lyle PLC                                        20,800             167
Tesco PLC                                             127,600             697
Trinity Mirror PLC                                      9,100              96
Unilever PLC                                           85,350             891
United Utilities PLC                                   12,950             150
Vodafone Group PLC                                  1,316,642           3,425
Wimpey George PLC                                       3,400              26
Wolseley PLC                                            2,000              42

                                                               Non-U.S. Fund  27

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WPP Group PLC                                           4,500              46
Yell Group PLC                                         16,500             139
                                                                 ------------
                                                                       52,993
                                                                 ------------

TOTAL COMMON STOCKS
(cost $207,547)                                                       262,855
                                                                 ------------

PREFERRED STOCKS - 0.4%
Germany - 0.3%
Fresenius AG                                            5,900             818
Invesco Perpetual UK Smaller Companies
   Investment Trust PLC                                 1,900              33
                                                                 ------------
                                                                          851
                                                                 ------------

Italy - 0.1%
Unipol SpA (N)                                         73,700             215
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $686)                                                             1,066
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
Switzerland - 0.0%
Swiss Market Index Futures
   Dec 2005 6,733.57 (CHF) Call (18)                      936              94
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $72)                                                                 94
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.5%
United States - 7.5%
Frank Russell Investment Company Money Market
   Fund                                            18,706,000          18,706
United States Treasury Bills (z)(sec.)
   3.144% due 10/13/05 (c)                              2,000           1,998
   3.373% due 12/08/05                                  1,000             992
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,698)                                                         21,696
                                                                 ------------

OTHER SECURITIES - 21.3%
State Street Securities Lending Quality Trust
   (X)                                             61,341,856          61,342
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $61,342)                                                         61,342
                                                                 ------------

TOTAL INVESTMENTS - 120.6%
(identified cost $291,345)                                            347,053

OTHER ASSETS AND LIABILITIES,
NET - (20.6%)                                                         (59,272)
                                                                 ------------

NET ASSETS - 100.0%                                                   287,781
                                                                 ============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the schedules of investments.

 28  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 10/05 (43)                               4,184                 71
CAC-40 Index (France)
   expiration date 10/05 (43)                               2,385                 55
   expiration date 12/05 (21)                               1,166                 30

DAX Index (Germany)
   expiration date 12/05 (24)                               3,665                 79

EUR STOXX 50 Index (EMU)
   expiration date 12/05 (84)                               3,480                 75

FTSE-100 Index (UK)
   expiration date 12/05 (45)                               4,366                 67

OMX S30 Index Future (Sweden)
   expiration date 10/05 (186)                              2,158                 61

TOPIX Index (Japan)
   expiration date 12/05 (63)                               7,829                394

Short Positions
FTSE-100 Index (UK)
   expiration date 12/05 (36)                               3,493                (51)

Hang Seng Index (Hong Kong)
   expiration date 10/05 (6)                                  597                 (7)

IBEX Plus Indes (Spain)
   expiration date 10/05 (12)                               1,564                (42)

MIB-30 (Italy)
   expiration date 12/05 (7)                                1,469                (20)

SPI 200 Index (Australia)
   expiration date 12/05 (34)                               3,010                (87)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        625
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Switzerland
Swiss Market Index Futures
   Dec 2005 6,733.57 (CHF) Put (18)                           936                (70)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $72)                                                       (70)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Non-U.S. Fund  29

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              11      AUD            15    10/04/05                 --
USD              20      AUD            27    10/06/05                 --
USD             387      AUD           507    12/21/05                 (2)
USD             387      AUD           507    12/21/05                 (2)
USD           1,162      AUD         1,521    12/21/05                 (6)
USD           1,355      AUD         1,774    12/21/05                 (6)
USD           1,355      AUD         1,774    12/21/05                 (7)
USD           1,742      AUD         2,281    12/21/05                 (8)
USD           2,120      AUD         2,775    12/21/05                (11)
USD               3      CHF             4    12/21/05                 --
USD             473      CHF           599    12/21/05                 (7)
USD             110      DKK           675    12/21/05                 (1)
USD              21      EUR            18    10/04/05                 --
USD              48      EUR            40    10/04/05                 --
USD              69      EUR            58    10/05/05                 --
USD             123      EUR           100    12/21/05                 (3)
USD             362      EUR           300    12/21/05                 --
USD             484      EUR           400    12/21/05                 (1)
USD           6,167      EUR         5,000    12/21/05               (132)
USD              52      GBP            29    10/03/05                 --
USD              60      GBP            34    10/04/05                 --
USD           3,642      GBP         2,000    12/21/05               (118)
USD           5,455      GBP         3,027    12/21/05               (122)
USD              34      HKD           263    10/03/05                 --
USD             108      HKD           835    10/03/05                 --
USD              45      HKD           348    10/04/05                 --
USD             219      HKD         1,697    12/21/05                 --
USD               1      JPY           125    10/03/05                 --
USD               1      JPY           126    10/03/05                 --
USD               2      JPY           229    10/03/05                 --
USD               2      JPY           232    10/03/05                 --
USD               6      JPY           704    10/03/05                 --
USD               7      JPY           761    10/03/05                 --
USD               8      JPY           947    10/03/05                 --
USD               8      JPY           951    10/03/05                 --
USD              19      JPY         2,165    10/03/05                 --
USD              20      JPY         2,271    10/03/05                 --
USD              46      JPY         5,216    10/03/05                 --
USD              76      JPY         8,584    10/03/05                 --
USD              86      JPY         9,733    10/03/05                 --
USD               2      JPY           230    10/04/05                 --
USD               2      JPY           248    10/04/05                 --
USD               9      JPY         1,068    10/04/05                 --
USD              13      JPY         1,441    10/04/05                 --
USD              17      JPY         1,904    10/04/05                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              17      JPY         1,921    10/04/05                 --
USD              38      JPY         4,351    10/04/05                 --
USD              42      JPY         4,734    10/04/05                 --
USD              51      JPY         5,819    10/04/05                 --
USD              97      JPY        10,968    10/04/05                 --
USD               1      JPY           124    10/05/05                 --
USD               2      JPY           231    10/05/05                 --
USD               4      JPY           419    10/05/05                 --
USD               5      JPY           558    10/05/05                 --
USD              19      JPY         2,139    10/05/05                 --
USD              26      JPY         2,898    10/05/05                 --
USD              31      JPY         3,503    10/05/05                 --
USD              33      JPY         3,710    10/05/05                 --
USD             136      JPY        14,994    12/21/05                 (3)
USD             274      JPY        30,000    12/21/05                 (7)
USD             446      JPY        50,000    12/21/05                 (1)
USD           4,208      JPY       460,000    12/21/05               (119)
USD           5,925      NOK        37,843    12/21/05               (126)
USD           1,375      NZD         1,975    12/21/05                (19)
USD             560      SGD           939    12/21/05                 (3)
USD             560      SGD           939    12/21/05                 (3)
USD             560      SGD           939    12/21/05                 (3)
USD             563      SGD           944    12/21/05                 (3)
USD              41      ZAR           262    10/03/05                 --
USD              70      ZAR           453    10/04/05                  1
AUD              22      USD            17    10/06/05                 --
AUD           3,761      USD         2,873    12/21/05                 15
CAD              68      USD            59    10/03/05                 --
CHF             397      USD           307    10/03/05                 --
DKK               2      USD            --    12/21/05                 --
EUR              30      USD            36    10/04/05                 --
EUR              80      USD            96    10/04/05                 --
EUR              16      USD            19    10/05/05                 --
EUR              38      USD            45    10/05/05                 --
EUR             152      USD           183    10/05/05                 --
EUR             175      USD           214    12/21/05                  3
EUR             200      USD           245    12/21/05                  3
EUR             300      USD           368    12/21/05                  6
EUR           6,470      USD         7,894    12/21/05                 85
GBP              36      USD            64    10/03/05                 --
GBP              19      USD            34    10/04/05                 --
GBP             100      USD           180    12/21/05                  4
GBP             760      USD         1,371    12/21/05                 32
GBP             764      USD         1,378    12/21/05                 32
GBP           1,317      USD         2,378    12/21/05                 57

See accompanying notes which are an integral part of the schedules of investments.

 30  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
GBP           1,419      USD         2,561    12/21/05                 61
HKD             288      USD            37    10/03/05                 --
HKD              16      USD             2    12/21/05                 --
JPY             361      USD             3    10/03/05                 --
JPY             367      USD             3    10/03/05                 --
JPY           1,157      USD            10    10/03/05                 --
JPY           2,023      USD            18    10/03/05                 --
JPY           4,028      USD            36    10/03/05                 --
JPY             293      USD             3    10/04/05                 --
JPY             371      USD             3    10/04/05                 --
JPY           1,049      USD             9    10/04/05                 --
JPY           1,168      USD            10    10/04/05                 --
JPY           2,420      USD            21    10/04/05                 --
JPY           2,957      USD            26    10/04/05                 --
JPY           6,349      USD            56    10/04/05                 --
JPY           7,072      USD            62    10/04/05                 --
JPY           8,780      USD            78    10/04/05                 --
JPY             372      USD             3    10/05/05                 --
JPY             592      USD             5    10/05/05                 --
JPY             897      USD             8    10/05/05                 --
JPY           2,610      USD            23    10/05/05                 --
JPY          30,000      USD           272    12/21/05                  6
JPY          30,000      USD           275    12/21/05                  9
JPY         101,522      USD           915    12/21/05                 13
JPY         203,044      USD         1,831    12/21/05                 25
JPY         294,173      USD         2,654    12/21/05                 38
NOK           2,548      USD           400    12/21/05                 10
NOK           3,940      USD           619    12/21/05                 15
NOK           4,332      USD           680    12/21/05                 16
NZD             611      USD           421    12/21/05                  2
NZD           1,364      USD           943    12/21/05                  6
SEK             183      USD            24    12/21/05                 --
SEK          10,684      USD         1,398    12/21/05                 12
SGD              44      USD            26    12/21/05                 --
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Foreign
  Currency Exchange Contracts                                        (262)
                                                           ==============

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       6.2             17,816
Consumer Discretionary                                       10.3             29,600
Consumer Staples                                              6.1             17,578
Financial Services                                           23.1             66,496
Health Care                                                   7.1             20,475
Integrated Oils                                               7.6             21,997
Materials and Processing                                      9.0             25,944
Miscellaneous                                                 0.9              2,391
Other Energy                                                  1.5              4,129
Producer Durables                                             5.6             16,256
Technology                                                    6.2             17,672
Utilities                                                     8.2             23,567
Options Purchased                                              --                 94
Short-Term Investments                                        7.5             21,696
Other Securities                                             21.3             61,342
                                                  ---------------    ---------------

Total Investments                                           120.6            347,053
Other Assets and Liabilities, Net                           (20.6)           (59,272)
                                                  ---------------    ---------------

Net Assets                                                  100.0            287,781
                                                  ===============    ===============

                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.4              1,038
Asia                                                          6.7             19,371
Europe                                                       39.9            114,773
Japan                                                        22.1             63,519
Latin America                                                 1.2              3,518
Middle East                                                   0.3                739
Other                                                         9.4             27,166
South Korea                                                   0.9              2,594
United Kingdom                                               18.4             52,993
Other Securities                                             21.3             61,342
                                                  ---------------    ---------------

Total Investments                                           120.6            347,053
Other Assets and Liabilities, Net                           (20.6)           (59,272)
                                                  ---------------    ---------------

Net Assets                                                  100.0            287,781
                                                  ===============    ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Non-U.S. Fund  31

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MCSI Austria
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR      84    plus 0.40%                01/23/06                    --

MCSI Austria II
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR      82    plus 0.40%                01/23/06                    --

MCSI Austria III
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR     236    plus 0.40%                01/23/06                     1

MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR     665    minus 0.40%               01/18/06                     9

MCSI Denmark
   Local Net Total Return                                       1 Month DKK CIBOR -
   Index                         Merrill Lynch      DKK   1,052    plus 0.40%                01/23/06                    --

MCSI Denmark II
   Local Net Total Return                                       1 Month DKK CIBOR -
   Index                         Merrill Lynch      DKK   1,052    plus 0.40%                01/23/06                    --

MCSI Norway
   Local Net Total Return                                       1 Month NOK NIBOR -
   Index                         Merrill Lynch      NOK   6,267    plus 0.40%                01/23/06                     2

MCSI Norway II
   Local Net Total Return                                       1 Month NOK NIBOR -
   Index                         Merrill Lynch      NOK   8,749    plus 0.40%                01/23/06                     3
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                15
                                                                                                           ================

See accompanying notes which are an integral part of the schedules of investments.

 32  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.2%
Apartments - 16.5%
Apartment Investment & Management Co. Class A
   (o)                                                167,925           6,512
Archstone-Smith Trust (o)                             338,772          13,507
AvalonBay Communities, Inc. (o)(N)                    223,300          19,137
BRE Properties Class A (o)                             23,600           1,050
Camden Property Trust (o)(N)                          136,600           7,616
Equity Residential (o)                                388,000          14,686
Essex Property Trust, Inc. (o)                         56,300           5,067
GMH Communities Trust (o)                             107,500           1,577
Home Properties, Inc. (o)                              26,500           1,040
Post Properties, Inc. (o)                               9,000             335
United Dominion Realty Trust, Inc. (o)(N)              83,000           1,967
                                                                 ------------
                                                                       72,494
                                                                 ------------
Diversified - 5.9%
Colonial Properties Trust (o)                          31,500           1,401
iStar Financial, Inc. (o)                              32,000           1,294
Spirit Finance Corp. (o)(N)                           218,400           2,457
Vornado Realty Trust (o)                              240,614          20,842
                                                                 ------------
                                                                       25,994
                                                                 ------------

Free Standing Retail - 0.2%
Realty Income Corp. (o)(N)                             27,700             662
                                                                 ------------

Health Care - 3.4%
Healthcare Realty Trust, Inc. (o)(N)                   49,000           1,967
LTC Properties, Inc. (o)                               23,200             492
National Health Investors, Inc. (o)                    33,350             921
Omega Healthcare Investors, Inc. (o)(N)                75,700           1,053
Ventas, Inc. (o)                                      329,750          10,618
                                                                 ------------
                                                                       15,051
                                                                 ------------

Industrial - 7.4%
AMB Property Corp. (o)                                 93,500           4,198
Centerpoint Properties Trust (o)                       91,000           4,077
First Potomac Realty Trust (o)                         53,200           1,367
ProLogis (o)(N)                                       518,659          22,982
                                                                 ------------
                                                                       32,624
                                                                 ------------

Lodging/Resorts - 8.8%
Hilton Hotels Corp.                                   330,900           7,386
Hospitality Properties Trust (o)(N)                    16,500             707
Host Marriott Corp. (o)(N)                            521,700           8,817
Innkeepers USA Trust (o)                                9,900             153
La Quinta Corp. (AE)(o)                               234,000           2,033
LaSalle Hotel Properties (o)                           94,600           3,259

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)         276,532          15,809
Strategic Hotel Capital, Inc. (o)(N)                   19,600             358
                                                                 ------------
                                                                       38,522
                                                                 ------------

Manufactured Homes - 0.8%
Equity Lifestyle Properties, Inc. (o)(N)               70,333           3,165
Sun Communities, Inc. (o)(N)                           10,500             344
                                                                 ------------
                                                                        3,509
                                                                 ------------

Mixed Industrial/Office - 2.7%
Digital Realty Trust, Inc. (o)                         77,500           1,395
Duke Realty Corp. (o)                                 103,200           3,496
Liberty Property Trust (o)(N)                         137,500           5,849
PS Business Parks, Inc. (o)(N)                         27,500           1,260
                                                                 ------------
                                                                       12,000
                                                                 ------------

Office - 19.2%
Alexandria Real Estate Equities, Inc. (o)              44,700           3,696
American Financial Realty Trust (o)(N)                 63,400             900
Arden Realty, Inc. (o)                                158,400           6,521
BioMed Realty Trust, Inc. (o)                         142,250           3,528
Boston Properties, Inc. (o)                           285,700          20,256
Brandywine Realty Trust (o)                           153,700           4,779
Brookfield Properties Co.                             262,750           7,743
CarrAmerica Realty Corp. (o)                          129,300           4,648
Corporate Office Properties Trust (o)                  85,700           2,995
Equity Office Properties Trust (o)                     63,000           2,061
Highwoods Properties, Inc. (o)(N)                      67,000           1,977
Kilroy Realty Corp. (o)(N)                             39,000           2,185
Mack-Cali Realty Corp. (o)                            124,321           5,587
Maguire Properties, Inc. (o)                           27,000             812
Prentiss Properties Trust (o)(N)                       88,800           3,605
Reckson Associates Realty Corp. (o)                    56,400           1,949
SL Green Realty Corp. (o)                              58,000           3,955
Trizec Properties, Inc. (o)                           312,700           7,211
                                                                 ------------
                                                                       84,408
                                                                 ------------

Regional Malls - 16.3%
CBL & Associates Properties, Inc. (o)                  23,800             976
General Growth Properties, Inc. (o)                   406,100          18,246
Macerich Co. (The) (o)                                108,700           7,059
Mills Corp. (The) (o)                                 115,880           6,383
Pennsylvania Real Estate Investment Trust (o)          67,097           2,830

                                                 Real Estate Securities Fund  33

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, Inc. (o)(N)                     451,800          33,487
Taubman Centers, Inc. (o)(N)                           86,000           2,726
                                                                 ------------
                                                                       71,707
                                                                 ------------

Self Storage - 3.7%
Extra Space Storage, Inc. (o)(N)                       22,600             347
Public Storage, Inc. (o)                              171,175          11,469
Shurgard Storage Centers, Inc. Class A (o)(N)          24,500           1,369
Sovran Self Storage, Inc. (o)                          45,800           2,242
U-Store-It Trust (o)                                   33,400             677
                                                                 ------------
                                                                       16,104
                                                                 ------------
Shopping Centers - 10.5%
Developers Diversified Realty Corp. (o)               210,600           9,835
Equity One, Inc. (o)                                   56,900           1,323
Federal Realty Investors Trust (o)                    132,400           8,067
Inland Real Estate Corp. (o)                          116,300           1,821
Kimco Realty Corp. (o)                                146,000           4,587
Kite Realty Group Trust (o)(N)                         53,000             791
New Plan Excel Realty Trust (o)                        24,400             560
Pan Pacific Retail Properties, Inc. (o)               118,083           7,782
Ramco-Gershenson Properties Trust (o)(N)               23,500             686
Regency Centers Corp. (o)                             154,900           8,899
Weingarten Realty Investors (o)                        39,000           1,476
                                                                 ------------
                                                                       45,827
                                                                 ------------

Specialty - 0.8%
Capital Automotive REIT (o)(N)                         32,000           1,239
Plum Creek Timber Co., Inc. (o)                        55,000           2,085
                                                                 ------------
                                                                        3,324
                                                                 ------------

TOTAL COMMON STOCKS
(cost $301,799)                                                       422,226
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.6%
Frank Russell Investment Company
   Money Market Fund                               15,578,000          15,578
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $15,578)                                                         15,578
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 8.0%
State Street Securities Lending Quality Trust
   (X)                                             34,977,024          34,977
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $34,977)                                                         34,977
                                                                 ------------

TOTAL INVESTMENTS - 107.8%
(identified cost $352,354)                                            472,781

OTHER ASSETS AND LIABILITIES, NET - (7.8%)                            (34,060)
                                                                 ------------

NET ASSETS - 100.0%                                                   438,721
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 34  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 82.9%
Asset-Backed Securities - 3.4%
AAA Trust (p)
   Series 2005-2 Class A1
   3.930% due 11/26/35                                    373             373
ACE Securities Corp. (E)
   Series 2004-OP1 Class M2
   4.880% due 04/25/34                                    285             289
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   6.330% due 02/25/33                                     90              91
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   4.050% due 02/25/34                                     69              69
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   3.910% due 06/25/35                                     90              90
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                     61              60
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                     75              74
Countrywide Asset-Backed Certificates
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    275             274
   Series 2004-10 Class AF2
   3.323% due 05/25/22                                    190             189
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    140             138
   Series 2004-BC1 Class M1 (E)
   4.330% due 02/25/34                                    105             105
Fremont Home Loan Trust (E)
   Series 2005-A Class 2A1
   3.940% due 01/25/35                                     38              38
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    320             315
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   4.120% due 03/25/34                                    219             219
   Series 2004-NC1 Class A3
   4.220% due 03/25/34                                    190             190
Home Equity Asset Trust (E)
   Series 2004-3 Class M3
   5.280% due 08/25/34                                    205             208
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    268             273

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long Beach Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   5.730% due 06/25/33                                    290             294
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   5.530% due 04/25/33                                    235             238
   Series 2003-4 Class M2
   5.480% due 07/25/33                                    130             132
   Series 2003-3 Class M3
   5.830% due 06/25/33                                    150             152
Parker Hannifin Employee Stock Ownership Trust
   (p)
   6.340% due 07/15/08                                    165             169
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                     85              84
Residential Asset Mortgage Products, Inc.
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    160             159
   Series 2004-RS8 Class AII1 (E)
   3.970% due 05/25/26                                    228             229
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                    135             134
Residential Asset Securities Corp.
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    395             390
   Series 2001-KS3 Class AII (E)
   4.060% due 09/25/31                                     92              92
   Series 2003-KS1 Class M2 (E)
   5.580% due 01/25/33                                    250             252
Sears Credit Account Master Trust (E)
   Series 2002-5 Class A
   4.148% due 11/17/09                                    800             800
SLM Student Loan Trust (E)
   Series 2005-2 Class A1
   3.630% due 04/26/10                                    140             140
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     25              27
Structured Asset Investment Loan Trust (E)
   Series 2003-BC8 Class M3
   5.930% due 08/25/33                                    225             229

                                                              Core Bond Fund  35

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Securities Corp.
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    400             397
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    109             111
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.990% due 06/25/19                                     10              10
                                                                 ------------
                                                                        7,034
                                                                 ------------

Corporate Bonds and Notes - 10.7%
Amerada Hess Corp.
   6.650%-7.300%
   due 08/15/11-08/15/31                                  170             193
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              36
American General Finance Corp. (E)
   Series MTNG
   4.000% due 03/23/07                                    100             100
American International Group, Inc. (p)
   4.700%-5.050%
   due 10/01/10-10/01/15                                  400             398
American RE Corp.
   Series B
   7.450% due 12/15/26                                    235             262
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    500             533
Bank of America Corp.
   7.800% due 02/15/10                                     30              34
BellSouth Corp.
   4.200%-6.550%
   due 09/15/09-06/15/34                                   85              86
Boeing Capital Corp.
   6.100% due 03/01/11                                     65              69
Burlington Northern Santa Fe Corp.
   6.750%-6.875%
   due 12/01/27-03/15/29                                   35              41
Campbell Soup Co.
   5.875% due 10/01/08                                     70              72
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    110             114
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    230             265
CIT Group, Inc.
   5.750%-6.875%
   due 09/25/07-11/01/09                                  120             125

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   3.816% due 03/07/08                                    400             400
Citigroup, Inc.
   3.500%-5.000%
   due 02/01/08-09/15/14                                  890             875
Clear Channel Communications, Inc.
   5.750% due 01/15/13                                     55              54
Clorox Co.
   4.200%-5.000%
   due 01/15/10-01/15/15                                  170             168
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     55              57
Comcast Cable Communications
   6.750%-8.375%
   due 05/01/07-01/30/11                                  300             319
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                     50              51
Credit Suisse First Boston USA, Inc.
   4.625%-6.500%
   due 01/15/08-08/15/13                                  135             138
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   4.132% due 11/17/06                                    600             600
Detroit Edison Co.
   6.350% due 10/15/32                                     90              97
Devon Financing Corp. ULC
   6.875% due 09/30/11                                     95             104
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     40              42
DPL, Inc.
   6.875% due 09/01/11                                    133             143
DR Horton, Inc.
   5.625% due 01/15/16                                    180             172
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    200             244
Duke Energy Field Services LLC
   5.750%-6.875%
   due 11/15/06-02/01/11                                   50              52
El Paso Corp.
   8.050% due 10/15/30                                    400             406

 36  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eli Lilly & Co.
   6.770% due 01/01/36                                    245             296
FedEx Corp.
   7.600% due 07/01/97                                     65              78
Financing Corp.
   Series 15P
   Principal Only STRIP
   Zero coupon due 03/07/19                                70              37
   Series 10P
   Principal Only STRIP
   Zero coupon due 11/30/17                               510             286
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    320             341
   Series C
   7.375% due 11/15/31                                    115             135
Ford Motor Co.
   7.450%-7.700%
   due 07/16/31-05/15/97                                  480             363
Ford Motor Credit Co.
   5.800%-7.875%
   due 01/12/09-02/01/11                                1,335           1,255
   4.870% due 03/21/07 (E)                                500             493
General Electric Capital Corp.
   Series MTNA
   4.750%-6.000%
   due 06/15/12-09/15/14                                  160             163
   4.125% due 03/04/08                                    370             366
General Electric Co.
   5.000% due 02/01/13                                    305             308
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    265             251
Golden West Financial Corp.
   4.125% due 08/15/07                                    110             109
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    330             359
Historic TW, Inc.
   8.050%-9.125%
   due 01/15/13-01/15/16                                  600             713
HJ Heinz Co.
   6.375% due 07/15/28                                     20              22
HJ Heinz Finance Co.
   6.750% due 03/15/32                                     55              62
Household Finance Corp.
   4.750%-6.375%
   due 05/15/09-11/27/12                                  520             535
International Lease Finance Corp.
   6.375% due 03/15/09                                    125             131
International Paper Co.
   5.500% due 01/15/14                                    170             169

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ITT Industries, Inc.
   7.400% due 11/15/25                                    100             119
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    120             124
JPMorgan Chase & Co.
   5.150% due 10/01/15                                    145             144
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    470             509
KeySpan Corp.
   7.625% due 11/15/10                                    150             169
Kraft Foods, Inc.
   5.250%-5.625%
   due 06/01/07-11/01/11                                  610             629
Kroger Co. (The)
   7.500%-8.000%
   due 09/15/29-04/01/31                                   30              35
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    215             234
Levi Strauss & Co.
   12.250% due 12/15/12                                   100             111
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                     75              86
May Department Stores Co. (The)
   4.800%-5.750%
   due 07/15/09-07/15/14                                  140             142
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    140             143
Monumental Global Funding, Ltd. (p)
   4.625% due 03/15/10                                     95              95
Morgan Stanley
   6.750% due 04/15/11                                    225             245
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    120             131
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     70              73
News America Holdings
   7.750%-8.250%
   due 12/01/45-10/17/96                                  150             175
News America, Inc.
   6.750% due 01/09/38                                     20              22
Nisource Finance Corp.
   7.875% due 11/15/10                                    155             174

                                                              Core Bond Fund  37

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Norfolk Southern Corp.
   7.050%-7.900%
   due 05/15/17-05/15/97                                  245             308
Occidental Petroleum Corp.
   9.250% due 08/01/19                                     95             130
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     20              21
Pacific Gas & Electric Co.
   3.600%-6.050%
   due 03/01/09-03/01/34                                  260             257
Progress Energy, Inc.
   7.000%-7.100%
   due 03/01/11-10/30/31                                  260             285
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     25              24
Qwest Corp. (p)
   7.625% due 06/15/15                                    200             204
Qwest Services Corp.
   13.500% due 12/15/10                                    40              46
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    285             290
Safeway, Inc.
   7.250% due 02/01/31                                     25              26
SBC Communications, Inc.
   4.125%-6.450%
   due 09/15/09-06/15/34                                  205             202
Sprint Capital Corp.
   6.875%-8.750%
   due 03/15/12-03/15/32                                  500             595
Tele-Communications-TCI Group
   7.875%-9.800%
   due 02/01/12-08/01/13                                  565             663
Texas Genco LLC (p)
   6.875% due 12/15/14                                    240             244
Time Warner, Inc.
   6.750% due 04/15/11                                    215             231
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                     80              78
TXU Corp.
   Series O
   4.800% due 11/15/09                                    240             231
   Series P
   5.550% due 11/15/14                                    295             280
Tyson Foods, Inc.
   8.250% due 10/01/11                                     60              69
Union Pacific Corp.
   5.750%-6.125%
   due 10/15/07-01/15/12                                  175             183
Union Planters Corp.
   7.750% due 03/01/11                                     50              57

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Verizon Global Funding Corp.
   5.850%-7.250%
   due 12/01/10-09/15/35                                  335             350
Wells Fargo & Co.
   4.625%-4.950%
   due 08/09/10-10/16/13                                  360             359
Wisconsin Central Transport
   6.625% due 04/15/08                                    325             340
Wyeth
   5.500% due 03/15/13-02/01/14                            70              72
Yum! Brands, Inc.
   8.875% due 04/15/11                                    120             142
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    245             262
                                                                 ------------
                                                                       22,031
                                                                 ------------

International Debt - 5.5%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    150             157
Axa SA
   8.600% due 12/15/30                                     50              66
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    300             295
Brazilian Government International Bond
   8.000%-11.000%
   due 10/22/10-04/15/24                                1,100           1,194
   9.760% due 06/29/09 (E)                                100             117
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    210             233
British Telecommunications PLC
   8.375%-8.875%
   due 12/15/10-12/15/30                                  210             267
Conoco Funding Co.
   6.350% due 10/15/11                                    445             483
Deutsche Telekom International Finance BV (E)
   8.500%-8.750%
   due 06/15/10-06/15/30                                  435             516
EnCana Corp.
   6.500% due 08/15/34                                     40              45
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    210             205
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    120             117

 38  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France Telecom SA
   7.750% due 03/01/11                                    430             488
Intelsat, Ltd.
   6.500% due 11/01/13                                    200             154
Ispat Inland ULC
   9.750% due 04/01/14                                    304             353
Korea Development Bank
   4.250% due 11/13/07                                     50              49
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     60              60
Mexico Government International Bond
   6.375%-8.375%
   due 01/14/11-08/15/31                                  295             334
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    200             208
Panama Government International Bond
   9.375% due 07/23/12                                    100             121
Peru Government International Bond
   9.125%-9.875%
   due 02/21/12-02/06/15                                  400             495
Poland Government International Bond
   (Step Up, 5.000%, 10/01/14)
   4.750% due 10/27/24                                    200             195
Province of Quebec
   5.000% due 07/17/09                                     20              20
Province of Quebec Canada
   6.125% due 01/22/11                                    630             674
Ras Laffan LNG II (p)
   5.298% due 09/30/20                                     75              75
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                    250             251
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    200             197
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/10                                    550             639
Russia Government International Bond
   5.000% due 03/31/30 (p)                                265             304
   5.000%-8.250%
   due 03/31/10-03/31/30                                  500             562
Santander Financial Issuances
   6.375% due 02/15/11                                    110             118
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    135             151
Shaw Communications, Inc.
   8.250% due 04/11/10                                    125             136
Stora Enso OYJ
   7.375% due 05/15/11                                     85              94

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (E)(f)(p)
   5.625% due 07/29/49                                    300             299
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    135             143
Telecom Italia Capital SA
   4.000% due 01/15/10 (p)                                860             826
   5.250% due 10/01/15                                    110             108
TELUS Corp.
   8.000% due 06/01/11                                    445             509
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    150             153
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     35              38
                                                                 ------------
                                                                       11,449
                                                                 ------------

Mortgage-Backed Securities - 45.5%
ABN Amro Mortgage Corp.
   Series 2003-13 Class A3
   5.500% due 01/25/34                                  1,431           1,376
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    445             445
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    300             293
Banc of America Funding Corp. (E)
   Series 2005-D Class A1
   4.117% due 05/25/35                                    190             187
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     27              28
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 6A1
   5.071% due 04/25/33                                    103             101
   Series 2003-8 Class 4A1
   4.712% due 01/25/34                                    223             217
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.433% due 05/25/35                                    449             451

                                                              Core Bond Fund  39

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loan Mortgage
   Pass Through Trust (E)
   Series 2005-3 Class 1A2
   4.120% due 04/25/35                                     87              87
   Series 2005-9 Class M6
   4.980% due 05/25/35                                    135             133
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    340             350
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   5.072% due 07/19/44                                    280             283
Fannie Mae
   15 Year TBA (I)
   4.500% - 5.000%                                      5,880           5,827
   30 Year TBA (I)
   4.500%-6.500%                                       14,740          14,550
   3.766%-4.314% due 2017-2036 (E)                        773             781
   4.500%-7.000% due 2016-2035                         48,054          48,102
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    452             464
   Series 2004-27 Class JC
   5.000% due 05/25/34                                     43              43
Fannie Mae Grantor Trust (E)
   Series 2005-T2 Class 1A1
   3.651% due 11/28/35                                     63              63
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     76              78
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                    440             436
Freddie Mac
   30 Year TBA (I)
   5.000%-5.500%                                        6,420           6,349
   5.000%-6.000% due 2016-2034                          1,322           1,326
   Series 2000-226 Class F (E)
   4.218% due 11/15/30                                     31              31
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    655             651
   Series 2004-278 Class ZE
   4.500% due 04/15/34                                  1,380           1,179
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    246              40
Freddie Mac Gold
   5.500% due 2020                                      1,056           1,071
Freddie Mac Non Gold (E)
   5.646% due 2030                                          3               3

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ginnie Mae I
   30 Year TBA (I)
   5.500%-6.500%                                        2,095           2,121
   6.000% due 2029                                         21              22
Ginnie Mae II (E)
   3.750%-4.375% due 2026-2032                            634             639
Government National Mortgage Association (E)
   Series 2000-29 Class F
   4.296% due 09/20/30                                     46              46
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    285             291
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   4.080% due 06/25/34                                    182             182
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   4.030% due 11/25/34                                     67              67
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    384             377
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   5.156% due 06/15/29                                    640             649
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   4.008% due 06/15/30                                    343             342
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    380             374
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   4.230% due 02/25/34                                     73              73
Residential Accredit Loans, Inc.
   Series 2005-QA8 Class NB3
   5.524% due 07/25/35                                    372             372
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   4.020% due 07/25/19                                    134             134
Sequoia Mortgage Trust (E)
   Series 2001-5 Class A
   4.139% due 10/19/26                                    202             202

 40  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                  1,000             992
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                    650             639
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                    660             649
Washington Mutual, Inc.
   Series 2005-AR6 Class B3 (E)
   4.490% due 04/25/45                                    255             255
   Series 2005-AR1 Class 1A1
   4.846% due 10/25/35                                    408             406
   Series 2005-AR1 Class A1A (E)
   4.328% due 11/25/35                                    100             100
                                                                 ------------
                                                                       93,877
                                                                 ------------

Municipal Bonds - 0.8%
City of Chicago Illinois General Obligation
   Unlimited (u)
   weekly demand
   5.000% due 01/01/34                                    600             622
City of New York New York General Obligation
   Unlimited
   weekly demand
   5.000% due 03/01/30                                    100             103
Golden State Tobacco Securitization Corp.
   Revenue Bonds
   weekly demand
   6.750% due 06/01/39                                    400             459
Tobacco Settlement Financing Corp. Revenue Bonds
   weekly demand
   4.375%-6.250%
   due 06/01/19-06/01/43                                  280             307
University of Texas Revenue Bonds
   weekly demand
   5.000% due 08/15/33                                    100             104
                                                                 ------------
                                                                        1,595
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Non-US Bonds - 0.4%
Canadian Government Bond
   3.000%-5.750%
   due 06/01/33-12/01/36                         CAD      142             155
United Kingdom Gilt
   5.750% due 12/07/09                           GBP      400             747
                                                                 ------------
                                                                          902
                                                                 ------------

United States Government Agencies - 2.0%
Fannie Mae
   3.875%-4.375%
   due 02/15/10-03/15/13                                1,055           1,032
Financing Corp.
   Principal Only STRIP
   Zero coupon
   due 05/11/16-09/26/19                                3,115           1,871
Freddie Mac
   2.750%-4.000%
   due 03/15/08-12/15/09                                  925             904
Residual Funding
   Principal Only STRIP
   Zero coupon due 10/15/20                               600             292
                                                                 ------------
                                                                        4,099
                                                                 ------------

United States Government Treasuries - 14.6%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (sec.)                             123             128
   2.000% due 07/15/14                                  1,980           2,022
United States Treasury Notes
   3.000%-8.750%
   due 12/31/06-02/15/26                               26,313          27,916
                                                                 ------------
                                                                       30,066
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $170,215)                                                       171,053
                                                                 ------------

PREFERRED STOCKS - 0.3%

Financial Services - 0.3%
DG Funding Trust (p)                                       49             524
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $518)                                                               524
                                                                 ------------

                                                              Core Bond Fund  41

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.0%
Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series D                                         2,496,000              47
   Series E                                         1,900,000              47
                                                                 ------------
                                                                           94
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc. (p)(AE)
   2010 Warrants                                          175              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $29)                                                                 94
                                                                 ------------

SHORT-TERM INVESTMENTS - 32.0%
ANZ Delaware, Inc. (c)(z)
   3.680% due 11/14/05                                  1,100           1,095
Barclays US Funding, LLC (c)(z)
   3.425% due 10/03/05                                  1,000           1,000
Brazilian Government International Bond (E)
   4.250% due 04/15/06                                     32              32
Capital Auto Receivables Asset Trust (E)(p)
   Series 2005-1 Class A1
   3.778% due 06/15/06                                     22              22
CBA Finance, Inc. Discount Note (z)
   3.910% due 10/28/05                                    800             792
Danske Corp. Discount Note (z)
   3.735%-3.780%
   due 12/12/05-12/23/05                                2,200           2,171
Delphi Corp.
   6.550% due 06/15/06                                     70              51
Dexia Delaware (c)(z)
   3.510%-3.610%
   due 10/14/05-11/01/05                                2,600           2,594
DNB Nor Bank ASA (c)(z)
   3.445%-3.590%
   due 10/05/05-11/18/05                                1,900           1,895
Duke Capital Corp.
   4.302% due 05/18/06                                     70              70
Fannie Mae (E)
   3.799% due 09/22/06                                    400             400
Federal Home Loan Bank Discount Notes (c)(z)
   3.180%-3.595%
   due 10/03/05-11/14/05                                1,300           1,298

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France Telecom SA
   7.200% due 03/01/06                                    440             445
Frank Russell Investment Company Money Market
   Fund                                            28,158,000          28,158
Freddie Mac Discount Notes (z)
   3.360%-3.620%
   due 11/15/05-11/29/05 (c)                              300             298
   3.702% due 12/13/05                                  1,000             989
General Electric Capital Corp. Discount Note
   (c)(z)
   3.580%-3.700%
   due 10/26/05-11/15/05                                2,500           2,491
General Motors Acceptance Corp. (E)
   4.529% due 04/13/06                                    800             799
HBOS Treasury Services PLC (c)(z)
   3.445%-3.455% due 10/05/05                           3,000           2,999
ING US Funding, LLC (c)(z)
   3.570% due 10/27/05                                  1,100           1,097
ITT Corp.
   6.750% due 11/15/05                                    400             401
Midland Funding II
   Series B
   13.250% due 07/23/06                                   103             109
Niagara Mohawk Power Corp.
   Series F
   7.625% due 10/01/05                                    132             132
Nordea North America, Inc. (c)(z)
   3.520%-3.710%
   due 10/21/05-11/21/05                                2,800           2,793
Rabobank USA Financial Corp. (z)
   3.855% due 12/23/05                                  2,800           2,772
   3.880% due 10/30/05 (c)                                300             300
RC Trust 1 Equity Preferred
   7.000% due 05/15/06                                    290             147
Royal Bank of Scotland (c)(z)
   3.445% due 10/04/05                                  2,600           2,599
Societe Generale (c)(z)
   3.690% due 11/15/05                                  2,800           2,787
Swedbank Forenings (c)(z)
   3.450% due 10/06/05                                  1,700           1,699
UBS Financial Del, LLC (z)
   3.860% due 10/03/05 (c)                                100             100
   3.780%-3.945%
   due 12/22/05-01/26/06                                3,000           2,960

 42  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Bills (z)(sec.)
   3.380%-3.670%
   due 12/01/05-03/16/06                                  420             415
United States Treasury Notes
   7.000% due 07/15/06                                     85              87
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $66,028)                                                         65,997
                                                                 ------------

TOTAL INVESTMENTS - 115.2%
(identified cost $236,790)                                            237,668

OTHER ASSETS AND LIABILITIES,
NET - (15.2%)                                                         (31,399)
                                                                 ------------

NET ASSETS - 100.0%                                                   206,269
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
  expiration date 03/06 (58)                               13,840                (75)
  expiration date 06/06 (115)                              27,426                (81)
  expiration date 09/06 (9)                                 2,146                 (6)
United States Treasury Bonds expiration date
   12/05 (23)                                               2,631                (45)
United States Treasury 2 Year Notes expiration
   date 12/05 (43)                                          8,853                (13)
United States Treasury 5 Year Notes expiration
   date 12/05 (72)                                          7,694                (41)
United States Treasury 10 Year Notes expiration
   date 12/05 (10)                                          1,099                (12)

Short Positions
United States Treasury 5 Year Notes expiration
   date 12/05 (30)                                          3,206                 18
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (255)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Dec 2005 95.25 Put (9)                                   2,143                 (6)

Swap Option GBP Six Month LIBOR (Fund Pays)/ USD
4.500% (Fund Receives)
   Dec 2006 0.00 Put (1)                                    3,528                (10)

United States Treasury Notes
   5 Year Futures
   Nov 2005 108.50 Call (2)                                   217                 --
   Nov 2005 109.00 Call (13)                                1,417                 (1)
   Nov 2005 107.00 Put (6)                                    642                 (3)

United States Treasury Notes
  10 Year Futures
   Nov 2005 114.00 Call (7)                                   798                 --
   Nov 2005 108.00 Put (4)                                    432                 (1)
   Nov 2005 109.00 Put (10)                                 1,090                 (5)
                                                                     ---------------
Total Liability for Options Written (premiums
   received $24)                                                                 (26)
                                                                     ===============

               A portion of the portfolio has been fair valued as of period end.

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Core Bond Fund  43

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                            UNREALIZED
                                                           APPRECIATION
      AMOUNT                AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                 BOUGHT             DATE             $
-------------------   -------------------   -----------   --------------
USD              53   EUR              44    11/08/05                 --
USD             501   EUR             400    12/16/05                (18)
USD             521   EUR             430    12/16/05                 (2)
USD             524   EUR             430    12/16/05                 (6)
USD           1,451   JPY         159,565    10/18/05                (43)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                            UNREALIZED
                                                           APPRECIATION
      AMOUNT                AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                 BOUGHT             DATE             $
-------------------   -------------------   -----------   --------------
CAD             165   USD             139    10/13/05                 (3)
GBP               2   USD               3    10/03/05                 --
                                                          --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (72)
                                                          ==============

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
        COUNTER              NOTIONAL                                                    TERMINATION           VALUE
         PARTY                AMOUNT         FUND RECEIVES           FUND PAYS               DATE                $
-----------------------   --------------   ------------------   --------------------   ----------------   ----------------
Bank of America              CAD     100   6.000%               3 Month LIBOR              12/16/19                      2
Barclays Bank PLC           GBP       50   5.000%               6 Month LIBOR              06/16/11                      2
Barclays Bank PLC           USD    3,300   4.000%               3 Month LIBOR              12/15/10                    (95)
                                                                Consumer Price Index
BNP Parabis                  EUR     500   2.090%               (France)                   10/15/10                     (2)
Lehman Brothers             USD    7,600   4.000%               3 Month LIBOR              12/15/10                   (219)
Morgan Stanley              USD      400   4.000%               3 Month LIBOR              12/15/10                    (12)
UBS                         JPY  125,000   2.000%               6 Month LIBOR              06/15/12                    (62)
                                                                                                          ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($232)                             (386)
                                                                                                          ================

See accompanying notes which are an integral part of the schedules of investments.

 44  Core Bond Fund

RUSSELL INVESTMENT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(I)   Forward commitment.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(o)   In default.
(B)   Illiquid security.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    GBP - British pound sterling            PEN - Peruvian nouveau sol
   AUD - Australian dollar                 HKD - Hong Kong dollar                  PHP - Philippine peso
   BRL - Brazilian real                    HUF - Hungarian forint                  PLN - Polish zloty
   CAD - Canadian dollar                   IDR - Indonesian rupiah                 RUB - Russian ruble
   CHF - Swiss franc                       ILS - Israeli shekel                    SEK - Swedish krona
   CLP - Chilean peso                      INR - Indian rupee                      SGD - Singapore dollar
   CNY - Chinese renminbi yuan             ITL - Italian lira                      SKK - Slovakian koruna
   COP - Colombian peso                    JPY - Japanese yen                      THB - Thai baht
   CRC - Costa Rica colon                  KES - Kenyan schilling                  TRY - Turkish lira
   CZK - Czech koruna                      KRW - South Korean won                  USD - United States dollar
   DKK - Danish krone                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   EGP - Egyptian pound                    MYR - Malaysian ringgit                 VND - Vietnamese dong
   EUR - Euro                              NZD - New Zealand dollar                ZAR - South African rand

                                           Notes to Schedules of Investments  45

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT -- SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company" or "RIF") is a series investment company with five different investment portfolios referred to as "Funds". This Quarterly Report reports on all five of the Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Master Trust Agreement dated July 11, 1996, as amended. The Investment Company's Master Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Frank Russell Investment Management Company ("FRIMCo").

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed-income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of

 46  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arise as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are

                                                   Notes to Quarterly Report  47

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. and Core Bond Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at September 30, 2005 are presented on the Schedule of Investments for the Non-U.S. and Core Bond Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure

 48  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures contracts

   The funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index swap agreements

   The Funds may enter into swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Swap agreements

   The Core Bond Fund may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Fund may enter into several different types of agreements including interest rate, credit default and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each party's needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

                                                   Notes to Quarterly Report  49

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment in international markets

   Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options for the period ended September 30, 2005 were as follows:

                                                       NON-U.S. FUND                                 CORE BOND FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding December 31, 2004                         105    $           888,171                    122    $            42,685
   Opened                                                549              3,524,547                    249                106,570
   Closed                                               (636)            (4,341,193)                   (14)               (13,541)
   Expired                                                --                     --                   (305)              (111,984)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding September 30, 2005                         18    $            71,525                     52    $            23,730
                                         ===================    ===================    ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. For the period ended September 30, 2005, the cash collateral is invested in the State Street Securities Lending Quality Trust. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of September 30, 2005, the value of outstanding securities on loan and the value of collateral is as follows:

                                               VALUE OF            VALUE OF
                   FUNDS                  SECURITIES ON LOAN   CASH COLLATERAL
   ----------------------------------------------------------------------------
   Multi-Style Equity                      $      8,944,160    $      9,016,153
   Aggressive Equity                             34,188,118          34,823,839
   Non-U.S.                                      58,328,197          61,341,856
   Real Estate Securities                        34,571,269          34,977,024

 50  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   As of September 30, 2005, the value of the non-cash collateral received for the securities on loan in the Aggressive Equity Fund was $42,781. The non-cash collateral consists of a pool of US Government securities.

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company ("FRIC") Money Market Fund. FRIC is a registered investment company that employs the same investment adviser as the Investment Company. As of September 30, 2005, $85,744,000 of the Money Market Fund's net assets represents investments by the Funds.

5. FEDERAL INCOME TAXES

   At September 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                REAL ESTATE
                                  MULTI-STYLE EQUITY   AGGRESSIVE EQUITY       NON-U.S.          SECURITIES         CORE BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    313,246,774    $    208,991,419    $    296,657,403   $    352,784,354   $    236,939,056
                                   ================    ================    ================   ================   ================
   Unrealized Appreciation         $     39,858,745    $     33,084,610    $     52,796,953   $    120,577,461   $      1,762,344
   Unrealized Depreciation               (5,116,446)         (4,844,527)         (2,401,592)          (580,610)        (1,033,155)
                                   ----------------    ----------------    ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                $     34,742,299    $     28,240,083    $     50,395,361   $    119,996,851   $        729,189
                                   ================    ================    ================   ================   ================

6. ILLIQUID AND RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if FRIMCo or a money manager determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of September 30, 2005, illiquid securities held by the Funds were as follows:

                                                              PRINCIPAL                              COST          MARKET VALUE
         FUND - % OF NET ASSETS            ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
               SECURITIES                      DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Non-U.S. Fund - 0.0%
   Sons of Gwalia, Ltd.                         02/28/03             8,400              2.11                18                --
                                                                                                                  ==============

   Restricted securities are subject to contractual limitation on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of September 30, 2005:

                                                              PRINCIPAL                              COST          MARKET VALUE
         FUND - % OF NET ASSETS            ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
               SECURITIES                      DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Aggressive Equity Fund - 0.1%
   Diamondrock Hospitality Co.                  06/29/04            20,800             10.00               208               220
                                                                                                                  ==============
   Non-U.S. Fund - 0.4%
   Chi Mei Optoelectronics Corp. - GDR          06/10/05           102,205             13.25             1,354             1,128
                                                                                                                  ==============

                                                   Notes to Quarterly Report  51

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
         FUND - % OF NET ASSETS            ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
               SECURITIES                      DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Core Bond Fund - 3.4%
   AAA Trust                                    05/11/05           373,001            100.00               373               373
   American International Group, Inc.           09/27/05           200,000             99.80               200               199
   American International Group, Inc.           09/27/05           200,000             99.67               199               199
   BAE Systems Holdings, Inc.                   12/28/01           500,000            102.32               512               533
   BNP Paribas                                  06/17/05           300,000            100.00               300               295
   Capital Auto Receivables Asset
      Trust                                     05/25/05            21,740            100.00                22                22
   DG Funding Trust                             11/04/03                49         10,537.12               516               524
   Dresdner Funding Trust I                     04/09/03           200,000            104.89               210               244
   Export-Import Bank of China                  07/14/05           210,000             98.82               207               205
   Export-Import Bank of Korea                  02/03/04           120,000             99.65               120               117
   Glencore Funding LLC                         05/12/04           265,000             93.94               249               251
   GT Group Telecom, Inc. 2010
      Warrants                                  01/27/00               175             48.28                 8                --
   Korea Electric Power Corp.                   04/20/04            60,000             98.47                59                60
   Miller Brewing Co.                           08/06/03           140,000             99.97               140               143
   Mizuho Financial Group Cayman,
      Ltd.                                      02/27/04           200,000            101.85               204               208
   Monumental Global Funding, Ltd.              03/09/05            95,000            100.00                95                95
   Natexis Ambs Co. LLC                         06/24/98           120,000            104.39               125               131
   Parker Hannifin Employee Stock
      Ownership Trust                           03/09/99           164,682            100.00               165               169
   Qwest Corp.                                  06/08/05           200,000            100.00               200               204
   Ras Laffan LNG II                            08/04/05            75,000            100.00                75                75
   Ras Laffan LNG III                           08/04/05           250,000            100.00               250               251
   Resona Bank, Ltd.                            09/08/05           100,000             99.93               100                98
   Resona Bank, Ltd.                            09/29/05           100,000             98.59                99                99
   Russia Government International
      Bond                                      12/03/01           265,000             85.54               227               304
   SACO I, Inc.                                 09/30/04           134,068            100.00               134               134
   Sumitomo Mitsui Banking Corp.                07/15/05           300,000             99.47               298               299
   Systems 2001 AT LLC                          03/08/02           135,196            101.77               137               143
   Telecom Italia Capital SA                    12/20/04           860,000             96.94               834               826
   Tenaska Alabama II Partners, LP              10/09/03           108,792            100.00               109               111
   Tengizchevroil Finance Co.                   11/23/04           150,000            100.23               150               153
   Texas Genco LLC                              12/08/04           240,000            100.47               241               244
   Zurich Capital Trust I                       01/10/03           245,000             93.97               230               262
                                                                                                                  --------------
                                                                                                                           6,971
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

 52  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- SEPTEMBER 30, 2005
(UNAUDITED)

--------------------------------------------------------------------------------
   As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

   The Board has delegated to FRIMCo, as RIF's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

                             Shareholder Requests for Additional Information  53

(RUSSELL LOGO)

Russell Investment Funds

909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-095 (1 09/05)

ITEM 2. CONTROLS AND PROCEDURES

         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

         (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS


By:   /s/ Greg J. Stark
     ---------------------------------------------------------------------------
        Greg J. Stark
        Principal Executive Officer and Chief Executive Officer

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Greg J. Stark
     ---------------------------------------------------------------------------
        Greg J. Stark
        Principal Executive Officer and Chief Executive Officer

Date: November 22, 2005



By:   /s/ Mark E. Swanson
     ---------------------------------------------------------------------------
        Mark E. Swanson
        Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 22, 2005